INVESTEC FUNDS
                         Investec Wireless World FundTM
                       Investec internet.comTM Index Fund

                                  800-915-6565

                 NOTICE OF SPECIAL JOINT MEETING OF SHAREHOLDERS

      The Investec Funds (the "Trust") will host a special joint meeting of shareholders of the Investec Wireless World FundTM (the "Wireless World Fund") and the Investec internet.comTM Index Fund (the "internet.com Fund")(separately referred to as "a Fund" or "your Fund", and collectively referred to as "the Funds") on December 27, 2001, at 3:30 p.m. Eastern Time (the "Meeting"). The Meeting will be held at the Funds' offices, located at 1055 Washington Blvd., 3rd Floor, Stamford, Connecticut. At the Meeting, we will ask shareholders of each Fund to vote on the following proposal:

            To approve an Agreement and Plan of Reorganization and Liquidation (the "Plan") which if approved would result in the reorganization of the Fund into the Investec
            Wired(R)Index Fund; and

            To transact such other business as may properly come before the Meeting and any adjournments thereof.



November 21, 2001

                                    By Order of the Board of Trustees,



                                    Eric M. Banhazl
                                    Secretary

                            Investec Funds
                   1055 Washington Blvd., 3rd Floor
                      Stamford, Connecticut 06901

Dear Shareholder,

      Enclosed is a Proxy Statement seeking approval by the shareholders of your Fund of a proposed merger of Investec internet.com(TM) Index Fund ("internet.com Fund") and Investec Wireless World Fund(TM) ("Wireless Fund") (collectively, "Merging Funds") into Investec Wired(R) Index Fund ("Wired Fund"). Investec Asset Management U.S. Limited ("Investec") is the investment adviser for the Investec Funds and will remain the investment adviser of the Wired Fund after the merger.

      We are recommending the merger of the Funds because the investment objectives of the Merging Funds and the Wired Fund are similar and the Funds employ similar investment policies to achieve their investment objectives. Additionally, as discussed in the accompanying document, the Merging Funds' asset bases are decreasing and the Wired Fund's ratio of expenses to net assets for the most recently completed fiscal year is lower than those of the Merging Funds. The combined assets of the Funds should provide a more stable asset base for management because daily purchases and redemptions of shares should have a less significant impact on the size of the combined Funds. The accompanying document describes the proposed transaction and compares the investment policies, operating expenses and performance history of the Merging Funds and the Wired Fund. You should review the accompanying materials carefully.

      Remember your vote is important. PLEASE TAKE A MOMENT NOW TO SIGN, DATE AND RETURN YOUR PROXY CARD IN THE ENCLOSED POSTAGE-PAID RETURN ENVELOPE. If we do not receive your signed proxy card after a reasonable amount of time, you may receive a telephone call from our proxy solicitor, Georgeson Shareholder Communications Inc. ("GS"), reminding you to vote your shares. Proxies may be voted by telephone by calling GS at 888-899-2580 between the hours of 9:00 a.m. and 11:00 p.m. (EST) Monday-Friday or Saturday between the hours of 12:00 p.m. and 6:00 p.m. (EST). If you prefer, you can fax the proxy card to GS, Attn:
Proxy Department, at 800-733-1885. We encourage you to vote by telephone or through the Internet (please refer to your proxy card for the appropriate website) in order to expedite the process. Whichever voting method you choose, please read the full text of the Proxy Statement before you vote.

      If you have any questions regarding the shareholder meeting, please feel free to call our proxy solicitors, GS, at 888-889-2580 who will be pleased to assist you.

      IT IS VERY IMPORTANT THAT YOUR VOTING INSTRUCTIONS BE RECEIVED PROMPTLY.

Sincerely,


Royce N. Brennan
President

                             YOUR VOTE IS IMPORTANT!

--------------------------------------------------------------------------------
      YOU CAN VOTE EASILY AND QUICKLY BY MAIL, BY PHONE (Toll-Free), OR BY
          FAX. JUST FOLLOW THE SIMPLE INSTRUCTIONS THAT APPEAR ON YOUR
                              ENCLOSED PROXY CARD.
--------------------------------------------------------------------------------

                                 INVESTEC FUNDS
                         Investec Wireless World FundTM
                       Investec internet.comTM Index Fund


                      SPECIAL JOINT MEETING OF SHAREHOLDERS
                                December 27, 2001
          ____________________________________________________________

                                 INVESTEC FUNDS
                        1055 Washington Blvd., 3rd Floor
                           Stamford, Connecticut 06901

                     COMBINED PROXY STATEMENT AND PROSPECTUS
                             DATED NOVEMBER 21, 2001

                                  INTRODUCTION
                                  ------------

      This Combined Proxy Statement and Prospectus is being provided for a special joint meeting of shareholders of the Investec Wireless World FundTM (the "Wireless World Fund") and the Investec internet.comTM Index Fund (the "internet.com Fund") (separately referred to as "each Fund" or "your Fund", and collectively referred to as "the Funds") to be held on December 27, 2001 (the "Meeting"). We have divided the Combined Proxy Statement and Prospectus into five parts:

           Part 1 -- An Overview

           Part 2 -- Proposal to Approve an Agreement and Plan of the Reorganization and Liquidation on behalf of your Fund

           Part 3 -- More on Proxy Voting and Joint Meeting of Shareholders

           Part 4 -- Fund Information

           Part 5 -- Form of Agreement and Plan of Reorganization and
                     Liquidation

      Please read the entire Proxy Statement before voting. If you have any questions about the Meeting, please feel free to call Georgeson Shareholder Communications Inc. at 1-888-889-2580.

      This Combined Proxy Statement and Prospectus was first mailed to shareholders the week of November 26, 2001. It contains information about the Investec Funds that you should know. Please keep it for future reference. A Statement of Additional Information and a Prospectus dated April 26, 2001, and an Annual Report and Semi Annual report dated December 31, 2000 and June 30, 2001, respectively, are incorporated by reference and can be obtained free of charge by calling us at 800-915-6565.

      NEITHER THE SECURITIES AND EXCHANGE COMMISSION (THE "SEC") NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES, OR DETERMINED THAT THIS COMBINED PROXY STATEMENT AND PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

      Investec Funds is required by federal law to file reports, proxy statements and other information with the SEC. The SEC maintains a website that contains information about the Investec Funds. Any such reports, proxy material and other information can be inspected and copied at the public reference facilities of the SEC, 450 Fifth Street, N.W., Washington, D.C. 20549. Copies of such materials can be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services of the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549, or by electronic request at the following e-mail address: publicinfo@sec.gov, at prescribed rates. You may call the SEC at (202) 942-8090 for information on the operation of the Public Reference Room.

PART 1 - AN OVERVIEW..........................................................1

PART 2 - PROPOSAL TO APPROVE AN AGREEMENT AND PLAN OF THE REORGANIZATION AND
         LIQUIDATION ON BEHALF OF YOUR FUND...................................1

           Introduction.......................................................1

           How the Reorganization Works.......................................2

           How the Fees of your Fund Compare to the Fees of the Wired
           Index Fund.........................................................2

           Information about the Reorganization..............................11

           Why We Want to Reorganize the Funds...............................14

           Considerations by the Board of Trustees...........................14

           How your Fund compares to the Wired Index Fund.....................4

                     Comparison of Investment Objectives......................4

                     Comparison of Principal Investment Risks.................6

                     Comparison of Potential Risks and Rewards/Performance....8

                     Comparison of Operations.................................9

           Investment Advisory Agreement......................................9

           Administration Agreement, Distribution Agreement and
           Distribution Plans.................................................9

           Transfer Agent and Custodian.......................................9

           Dividends and Other Distributions.................................10

           Purchase, Redemption and Exchange Procedures......................10

           Exchange and Redemption Rights....................................10

           Trustees..........................................................10

           Comparison of Shareholder Rights..................................11

           Capitalization of the Funds.......................................11

           Required Vote.....................................................14

           Board Recommendation..............................................15

PART 3 -  MORE ON PROXY VOTING AND JOINT MEETING OF SHAREHOLDERS.............15

PART 4 -  FUND INFORMATION...................................................17

PART 5 -  FORM OF AGREEMENT AND PLAN OF REORGANIZATION AND LIQUIDATION.......18

      PART 1 - AN OVERVIEW

      The Board of Trustees of the Investec Funds (the "Trust") has sent you this Combined Proxy Statement and Prospectus to ask for your vote on a proposal to approve an Agreement and Plan of the Reorganization and Liquidation on behalf of your Fund. If this proposal is approved by the shareholders of your Fund, your Fund will be reorganized into the Investec Wired(R) Index Fund* (the "Wired Index Fund"). In this Combined Proxy Statement and Prospectus, we refer to the Agreement and Plan of Reorganization and Liquidation as the "Plan of Reorganization," and to the transactions described in the Plan of Reorganization as the "reorganization."


      PART 2 - PROPOSAL TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION AND LIQUIDATION ON BEHALF OF YOUR FUND

            Introduction

      The Board of Trustees of the Trust, on behalf of each Fund and the Wired Index Fund, all of which are series of the Trust, has approved an Agreement and Plan of Reorganization and Liquidation under which your Fund would be reorganized into the Wired Index Fund.

      The primary purpose of the reorganization of your Fund is to provide a more stable base for management of the Fund because daily purchases and redemptions of shares should have a less significant impact on the size of the combined funds. This may grant a wider range of choices among permitted investments than are currently available to your Fund. In addition, although expenses are expected to rise immediately after the reorganization, the larger asset base following the reorganization may help your Fund achieve economies of scale, thereby reducing its expenses as a percentage of net assets.


---------------------
* "WIRED INDEX" is a service mark, and "WIRED" a registered trademark, of Advance Magazine Publishers Inc. ("Advance"), used with permission of Advance. Wired Magazine and Advance make no representation or warranty, express or implied, to Investec or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Wired Index to track any aspect of market performance. Wired Magazine will continue to determine the composition of the Index without regard to Investec or the Fund, and Wired Magazine has no obligation to take the needs of Investec or investors in the Fund into consideration in determining or composing the Index. Advance does not guarantee the quality, accuracy, currency, and/or the completeness of the index or any data included therein. Advance makes no warranty, express or implied, as to the results to be obtained by Investec, investors in the fund, or any other person or entity from the use of the wired index or any data included therein connection with the fund or for any other use. Advance makes no express or implied warranties, and hereby expressly disclaims all warranties, or merchantability or fitness for a particular purpose or use with respect to the wired index or any data included therein. Without limiting any of the foregoing, in no event shall advance have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

    The reorganization is expected to qualify as a tax-free reorganization under the Internal Revenue Code (the "Code"). If the reorganization qualifies as such, you and your Fund will not recognize gain or loss solely as a result of the reorganization.

    Shareholders of each Fund will vote separately to determine whether a Fund will be reorganized into the Wired Index Fund. For each Fund, a majority vote by shareholders is needed to adopt the Plan of Reorganization on behalf of that Fund. If the reorganization of a Fund is not consummated for any reason, including the failure to obtain the requisite approval of the shareholders of the Fund, the reorganization may nevertheless proceed with respect to the other Fund.

    The next few pages of this Combined Proxy Statement and Prospectus discuss some of the details of the proposed reorganization and how it will affect your Fund and you.

            How the Reorganization Works

    If you approve the proposal discussed in this Combined Proxy Statement and Prospectus, your Fund would reorganize into the Wired Index Fund. The reorganization would work as follows:

o If you approve the Plan of Reorganization, your Fund would transfer substantially all of its assets and liabilities to the Wired Index Fund, in exchange for shares of the Wired Index Fund.

o Your Fund would distribute to you the Wired Index Fund shares it receives. The dollar value of the Wired Index Fund shares would be the same as the dollar value of your Fund shares.

o You would become a shareholder of the Wired Index Fund. Your Fund would then cease operations.

      The internet.com Fund and the Wired Index Fund are managed by the same portfolio manager and focus on long-term capital appreciation. The Wireless World Fund is managed by a different team of portfolio managers than the Wired Index Fund, but also focuses on long-term capital appreciation. If the proposal is approved, the portfolio manager of the Wired Index Fund will manage the Fund and the focus will continue to be long-term capital appreciation.

      The investment objective of the Wireless World Fund is long-term capital appreciation primarily through investments in equity securities of companies with substantial business interest in, or that will benefit from, a shift toward wireless communication. The investment objective of the internet.com Fund is long-term capital appreciation primarily through investments in equity securities of companies that comprise the internet.com Index. The investment objective of the Wired Index Fund is long-term capital appreciation primarily though investments in equity securities of companies that comprise the Wired Index. Investec Asset Management U.S. Limited (the "Adviser") currently serves as the investment adviser of each Fund.

            How the Fees of your Fund Compare to the Fees of the Wired Index
            Fund

      Both your Fund and the Wired Index Fund, like all mutual funds, incur certain expenses in their operations. These expenses include management fees, as well as the costs of maintaining accounts, administration, providing shareholder liaison and distribution services, and other activities. The following table describes the fees and expenses you may pay if you invest in your Fund or the Wired Index Fund.

The table also shows the expected expenses of the Wired Index Fund after the reorganizations. The Funds' annual expenses may be more or less than the amounts shown below.


                                                                                  Combined Pro Forma
                                            Wireless   internet.com   Wired       (All three Funds)
                                           World Fund    Fund       Index Fund
Shareholder Transaction
Expenses (paid directly from
your investment)

Maximum Sales Charge Imposed
on Purchases (as a
percentage of offering price)                  None       None        None           None
Sales Charge Imposed on
Reinvested Dividends                           None       None        None           None
Deferred Sales Charge                          None       None        None           None
Redemption Fees/Exchange Fees                  1.00%(1)   2.00%(5)    1.00%(1)       1.00%(1)
Maximum Account Fee                            None       None        None           None

Annual Fund Operating
Expenses (as a percentage o
average daily net assets)

Management Fees                                1.00%      0.90%(2)    0.90%(2)       0.90%(2)
Distribution (Rule 12b-1) Fees                 0.00%      0.00%       0.00%          0.00%
Other Expenses                                 0.68%(3)   0.64%       0.34%          0.38%
Total Annual Fund Operating Expenses           1.68%(3)   1.54%(4)    1.24%(4)       1.28%(4)
Expenses Reimbursed to the Fund                None       0.19%       None           None
Net Annual Fund Operating Expensess
(expense actually incurred by the Fund)        1.68%      1.35%(4)    1.24%(4)       1.28%(4)

(1) You will be charged a 1% fee if you redeem or exchange shares of this Fund within 30 days of purchase. There is a $10 fee for redemptions by wire.

(2) Pursuant to an Advisory Agreement, this Fund will pay an advisory fee of 0.90% on the first $100 in assets, 0.75% on the next $100 to $500 in assets, and 0.60% on assets over $500 million.

(3) These expenses are based on the estimated amount for the current fiscal year.

(4) The Fund's Adviser is contractually obligated to cap the Fund's Total Annual Fund Operating Expenses at 1.35% through June 30, 2002.

(5) You will be charged a 2% fee if you redeem or exchange shares of this Fund within 30 days of purchase. There is a $10 fee for redemptions by wire.

      Example. This Example is intended to help you compare the cost of investing in your Fund with the cost of investing in the Wired Index Fund, and with the cost of investing in the Wired Index Fund if the proposal is approved by shareholders of each Fund.

      The Example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that a Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

---------------------------------------- ------------- -------------- -------------- --------------
                                            1 Year        3 Years        5 Years       10 Years
---------------------------------------- ------------- -------------- -------------- --------------
Wireless World Fund                          $171          $530           $913           $1,987
---------------------------------------- ------------- -------------- -------------- --------------
internet.com Fund                            $137          $468           $821           $1,818
---------------------------------------- ------------- -------------- -------------- --------------
Wired Index Fund*                            $126          $393           $681           $1,500
---------------------------------------- ------------- -------------- -------------- --------------
Combined Pro Forma (All three Funds)*        $130          $406           $702           $1,545
---------------------------------------- ------------- -------------- -------------- --------------

* Your costs of investing in the Fund for 1 year reflect the amount you would pay after the Adviser reimburses the Fund for some or all of the Other Expenses. Your costs of investing in the Fund for 3, 5 and 10 years reflect the amount you would pay if the Adviser did not reimburse the Fund for some or all of the Other Expenses. If the Adviser continues to cap the Fund's expenses for 3, 5 or 10 years as the Adviser did for the first year, your actual costs for those periods would be lower than the amounts shown. The Adviser is currently under no obligation to cap expenses for any period beyond June 30, 2002.

            How your Fund Compares to the Wired Index Fund

      For complete information about your Fund, or the Wired Index Fund, please refer to your copy of the Investec Funds' combined prospectus dated April 26, 2001. You also can call us at 800-915-6565 for a free copy of the combined prospectus. The information contained in your Fund's prospectus is incorporated by reference into this Combined Proxy Statement and Prospectus.

            Comparison of Investment Objectives. The following table compares the investment objective of your Fund with the investment objective of the Wired Index Fund.

-----------------------------------------------------------------------------------------
Wireless World Fund       internet.com Fund             Wired Index Fund
-----------------------------------------------------------------------------------------
Long-term capital         Long-term capital             Long-term capital appreciation
appreciation primarily    appreciation primarily        primarily though investments in
through investments in    through investments in        equity securities of companies
equity securities of      equity securities of          that comprise the Wired Index.
companies with            companies that comprise the
substantial business      internet.com Index.
interest in, or that
will benefit from, a
shift toward wireless
communication.
-----------------------------------------------------------------------------------------

            Comparison of Investment Policies and Strategies. Your Fund and the Wired Index Fund differ primarily in the investment strategies that they employ to achieve their respective goals. For example, both the internet.com Fund and the Wired Index Fund are passively managed index funds that fully replicate an index, whereas the Wireless World Fund is an actively managed equity fund where the manager employs a "bottom up" process in selecting stocks. "Bottom up" is an investment technique that places a premium on examining and selecting individual stocks based on their individual investment merits. In addition, the Wireless World Fund mainly invests in medium to large capitalization companies, and at times invests in smaller capitalization issues. The Wired Index Fund will only invest in those companies that comprise the Wired(R) Index, regardless of market capitalization. The internet.com Fund differs from the Wired Index Fund in that it attempts to replicate the internet.com(TM) Index which is comprised of 50 component issues. The Wired Index Fund, attempts to replicate the Wired(R) Index, which is comprised of 40 component issues. Finally, both the Wireless World Fund and the Wired Index Fund have the ability to employ temporary defensive positions during unusual economic or business circumstances, whereas the internet.com Fund does not.

            The following table highlights in more detail the principal investment policies and strategies of your Fund and the principal investment policies and strategies of the Wired Index Fund.


-----------------------------------------------------------------------------------------
Wireless World Fund             internet.com Fund             Wired Index Fund
-----------------------------------------------------------------------------------------

The Fund intends to invest at   The internet.com(TM)Index     The Wired(R)Index Fund
least 85% of its assets in      Fund will invest at least     will invest at least 85%
companies with substantial      85% ofits total assets in the of its total assets in
interest in, or that may        securities that comprise the  securities that comprise
benefit from, a shift toward    internet.com Index.           the Wired(R)Index.
wireless communications. This
would include                   As an index fund, the         As an index fund, the
telecommunications companies,   internet.com(TM)Index Fund    Wired(R)Index Fund will
hardware manufacturers,         will attempt to replicate     attempt to replicate the
Internet companies, content     the performance of the        performance of the Wired(R)
providers and service           internet.com Index. The Fund  Index. The Fund will
companies that supply           will follow a principal       follow a principal
equipment, hardware,            investment policy of "full    investment policy of
information or services via     replication," meaning that    "full replication",
wireless communications         the Fund will attempt to      meaning that the Fund
devices.                        invest in all 50 component    will attempt to invest in
                                issues that comprise the      all 40 component issues
The Fund intends to invest in   internet.com Index in         that comprise the Wired(R)
a portfolio of approximately    proportion to their           Index in the proportion
40 stocks that the manager      weighting in the Index. This  they are represented
believes represent the most     would include companies that  within the Index. This
attractive "wireless            are represented in the        would include technology
companies."                     Internet sector.  From time   and telecommunications
                                to time, the Fund may also    companies.  From time to
In evaluating and selecting     use a method known as "index  time, we may also use a
companies for inclusion in the  sampling" to efficiently      method known as "index
Fund the manager uses a         handle cash inflows and       sampling", to efficiently
"bottom up" process. This       outflows on a short-term      handle cash inflows and
process places a premium on     basis. "Index sampling" is    outflows on a short-term
examining and selecting         an investment technique that  basis. "Index sampling"
individual stocks based on      seeks to replicate the        is an investment
their individual investment     performance of the Index by   technique that seeks to
merits. The manager will be     investing in fewer than the   replicate the performance
particularly interested in      50 component stocks.          of the Wired(R)Index  by

                                       5

-----------------------------------------------------------------------------------------
Wireless World Fund             internet.com Fund             Wired Index Fund
-----------------------------------------------------------------------------------------

growth companies that are                                     investing in fewer than
likely to benefit from new or                                 the 40 component stocks.
innovative products, services
or processes that should                                      Temporary Defensive
enhance such companies'                                       Investing. During unusual
prospects for future growth in                                economic or business
earnings and revenues.                                        circumstances as
                                                              determined by the
The manager will invest mainly                                manager, the Fund may
in medium to large                                            adopt a temporary
capitalization companies                                      defensive position and
(companies with market                                        invest a portion or all
capitalizations of more than                                  of its portfolio in Money
U.S. $1 billion at the time of                                Market Instruments. To
purchase) but will from time                                  the extent the Fund is
to time invest in smaller                                     invested in Money Market
capitalization issues                                         Instruments for defensive
(companies with market                                        purposes the Fund's
capitalizations of less than                                  investment objective may
U.S. $1 billion at the time of                                not be achieved.
purchase).

During unusual economic or
business circumstances as
determined by the manager, the
Fund may adopt a temporary
defensive position and invest
a portion or all of its
portfolio in Money Market
Instruments. To the extent the
Fund is invested in Money
Market Instruments for
defensive purposes the Fund's
investment objective may not
be achieved.
-----------------------------------------------------------------------------------------

            Comparison of Principal Investment Risks. All three of the Funds are subject to the risks common to all mutual funds that invest in equity securities. However, each Fund's risks differ based on the types of equity securities in which it invests. For example, the Wireless World Fund and the Wired Index Fund may experience losses due to their concentration in both telecommunication and technology stocks, whereas the internet.com Fund may incur losses due to its concentration in Internet stocks. In addition, unlike the Wireless World Fund and the internet.com Fund, the Wired Index Fund is non-diversified, which allows it to invest a greater percentage of its assets in a particular issuer or a smaller number of issuers, thus increasing its risk of losing money as compared with a diversified fund. The following table highlights in more detail the principal investment risks of investing in your Fund and the principal investment risks of investing in the Wired Index Fund.


-----------------------------------------------------------------------------------------
Wireless World Fund             internet.com Fund             Wired Index Fund
-----------------------------------------------------------------------------------------

The Fund is subject to the      The Fund is subject to the    The Fund is subject to
following risks common to all   following risks common to     the risks common to all
mutual funds that invest in     all mutual funds that invest  mutual funds that invest
equity securities and that      in equity securities and the  in equity securities and
invest in companies involved    securities that make up the   the securities that make
in the telecommunications,      internet.com Index. You may   up the Wired(R) Index.  You
internet or technology          lose money under any of the   may lose money under any
industries. You may lose money  following circumstances:      of the following


                                       6

-----------------------------------------------------------------------------------------
Wireless World Fund             internet.com Fund             Wired Index Fund
-----------------------------------------------------------------------------------------

if any of the following occur:                                circumstances:
                                   o the internet.com Index
   o The stock market declines       declines in value;          o the Wired(R)Index
     in value;                                                     declines in value;
                                   o Internet stocks fall
   o Telecommunications,             out of favor with           o the Wired(R)Index is
     technology or wireless          investors (market value       more adversely
     services stocks decline         of an Internet stock          affected by a market
     in value;                       goes down);                   downturn than a
                                                                   larger, more
   o Telecommunications,           o the internet.com Index        broad-based index
     technology or wireless          is more adversely             due to its
     services stocks fall out        affected by a market          concentration and
     of favor with investors;        downturn than a larger,       focus on specific
                                     more broad-based index        sectors;
   o Telecommunications,             due to its
     technology or wireless          concentration and focus     o technology or
     services companies in           on Internet stocks or a       telecommunication
     which the Fund invests          specific sub-sector           stocks fall out of
     lose money due to               within the Internet           favor with
     competitive business            sector;                       investors; or
     pressures or failure to
     keep pace with the rapid      o Internet companies in       o technology companies
     rate of technological           the internet.com Index        in the Wired(R)Index
     change; or                      lose money due to             lose money due to
                                     intense pricing               intense pricing
   o The Fund manager's              pressure or high              pressure or high
     investment strategy does        capital investment            capital investment
     not achieve the Fund's          costs;                        costs.
     objective or the manager
     does not implement the        o the Fund manager's       The Wired(R)Index Fund
     strategy properly.              investment strategy      currently has a
                                     does not achieve the     meaningful minority
You should also be aware that        Fund's objective or the  percentage of its assets
the share prices of                  manager does not         represented by companies
telecommunications, technology       implement the strategy   in the technology,
and wireless services                properly; or             Internet and
companies fluctuate more than                                 communications
other stocks because these         o the stock market goes    industries. These
industries are subject to more       down.                    industries are extremely
rapid change in technology and                                competitive and subject
products than stocks of         In addition, you should be    to rapid rates of change.
companies in most other         aware that share prices of    The competitive nature of
industries. Further, to the     Internet companies will       these industries and
extent that the Fund invests    fluctuate more than other     rapid rate of change
in small companies there may    stocks because Internet       places a challenge on the
be additional risks associated  stocks are subject to more    management of these
with such stocks. Stocks of     rapid change in technology    companies to be
small companies are more        and products than other       successful.
difficult to sell during        stocks and that small cap
market downturns due to lower   stocks which comprise the     The Wired(R) Index Fund is
liquidity. The Fund may         internet.com Index are more   non-diversified which
exhibit a greater degree of     difficult to sell during a    means that, compared to
volatility and fluctuation on   down market due to lower      other funds, the Fund may
a day-to-day basis than a more  liquidity. The Fund may       invest a greater
diversified fund.               exhibit a greater degree of   percentage of its assets
                                volatility and fluctuation    in a particular issuer.
                                on a day-to day basis than a  To the extent that the
                                larger, broad-based index.    Fund invests in a small
                                                              number of issuers, there
                                                              may be a greater risk of
                                                              losing money than in a
                                                              diversified investment
                                                              company.
-----------------------------------------------------------------------------------------

            Comparison of Potential Risks and Rewards/Performance. Your Fund and the Wired Index Fund have their own risks and potential rewards. The charts and tables below compare the potential risks and rewards of investing in each Fund.

      The bar charts shown below provide an indication of the risks of investing in each Fund by showing changes in each Fund's performance for various time periods ending December 31. The figures shown in the bar charts and tables assume reinvestment of dividends.

            Keep in mind that past performance does not indicate future results.

            Wireless World Fund

            No bar chart is available because the Fund has not been in existence for a full calendar year.

            internet.com Fund

            2000: -58.48

      During the period shown in the bar chart, the best performance for a quarter was 11.34% (for the quarter ended 3/31/00). The worst performance was -52.20% (for the quarter ended 12/31/00).

           Wired Index Fund

          1999:  68.68%
          2000:  -16.78%

      During the period shown in the bar chart, the best performance for a quarter was 40.06% (for the quarter ended 12/31/99). The worst performance was -19.55% (for the quarter ended 12/31/00).

      The average annual total returns for internet.com Fund and the Wired Index Fund for the periods ended December 31, 2000 are as follows:

------------------------------------ --------------- ------------------------
Average Annual Total Returns         Past One Year       Since inception
------------------------------------ --------------- ------------------------
internet.com                            -58.48%             -17.85%*
------------------------------------ --------------- ------------------------
Wired Index Fund                        -16.78%             24.52%**
------------------------------------ --------------- ------------------------
*Average annual total return since inception, July 30, 1999.
**Average annual total return since inception, December 15, 1998.

      The average annual total returns for the Wireless World Fund is not available because the Fund has not been in existence for a full calendar year.

                  Comparison of Operations.

            Investment Advisory Agreement

      Investec Asset Management U.S. Limited (the "Adviser") is the investment adviser for the Funds and the Wired Index Fund. The Adviser supervises all aspects of the Funds' operations and advises the Funds, subject to oversight by the Fund's Board of Trustees. For providing these services, the each Fund pays the Adviser an annual advisory fee. The Adviser's primary offices are located in the U.K., South Africa, Guernsey, Hong Kong, and the U.S. The U.S. office is located at 1055 Washington Blvd., 3rd Floor Stamford, CT 06901. The Advisers' main office is located in London, England at 2 Gresham Street, London EC2V 7QP. The Hong Kong office is located at 2106-2108 Jardine House, One Connaught Place, Central, Hong Kong. The Advisory Agreement was approved on behalf of each Fund by the Board of Trustees on June 3, 1998 and by the shareholders of the Funds on August 25, 1998 at a shareholder meeting called for that purpose.

            Administration Agreement, Distribution Agreement and Distribution
            Plan

      The Trust has entered into separate Administration and Distribution Agreements with respect to the Funds with Investment Company Administration, L.L.C. ("Administrator") and Quasar Distributors, LLC ("Distributor"), respectively.

      For its services to the Funds, the Administrator receives a monthly fee equal to, on an annual basis, 0.05% of each Fund's average daily net assets, subject to a $20,000 annual minimum per fund.

      Under the Distribution Agreement, the Distributor uses all reasonable efforts, consistent with its other business, to secure purchases for the Funds' shares and pays the expenses of printing and distributing any prospectuses, reports and other literature used by the Distributor, advertising, and other promotional activities in connection with the offering of shares of the Funds for sale to the public.

      The Funds will not make separate payments as a result of the Distribution Plan to the Adviser, the Administrator, Distributor or any other party, it being recognized that the Funds presently pay, and will continue to pay, an investment advisory fee to the Adviser and an administration fee to the Administrator. To the extent that any payments made by the Funds to the Adviser or the Administrator, including payment of fees under the Investment Advisory Agreement or the Administration Agreement, respectively, should be deemed to be indirect financing of any activity primarily intended to result in the sale of shares of the Funds within the context of rule 12b-1 under the 1940 Act, then such payments shall be deemed to be authorized by the Plan. The Distribution Plan and related agreements were approved by the Board of Trustees including all of the "Qualified Trustees" (Trustees who are not "interested" persons of the Funds, as defined in the Investment Company Act of 1940 Act, as amended (the "1940 Act"), and who have no direct or indirect financial interest in the Plan or any related agreement).

                  Transfer Agent and Custodian

      Transfer Agent. State Street Bank and Trust Company is the Transfer Agent for the Funds. The Transfer Agent provides record keeping and shareholder services. State Street is located at P.O. Box 1912, Boston, MA 02105.

      Custodian. Investors Bank and Trust Company is the custodian for the Funds. The custodian holds the securities, cash and other assets of the Funds. Investors Bank and Trust is located at 200 Claredon Street, Boston, MA 02116.

                  Dividends and Other Distributions

      The dividend and distribution arrangements for both the Funds and the Wired Index Fund are the same. Both Funds and the Wired Index Fund distribute all or most of their net investment income and net capital gains to shareholders. Dividends (investment income) for the Funds are normally declared and paid semi-annually, in June and December. Net capital gains for the Funds are normally distributed in June and December. When calculating the amount of capital gain for a Fund, the Fund can offset any capital gain with net capital loss (which may be carried forward from a previous year).

      Your dividends and/or capital gains distributions will be automatically reinvested on the ex-dividend date when there is a distribution, unless you elect otherwise, so that you will be buying more of both full and fractional shares of the Fund. You will be buying those new shares at the NAV per share on the ex-dividend date. You may choose to have dividends and capital gains distributions paid to you in cash. You may also choose to reinvest dividends and capital gains distributions in shares of another Investec Fund. You may authorize either of these options by calling the Transfer Agent at (800) 915-6565 and requesting an optional shareholder services form. Dividends and distributions are treated in the same manner for federal income tax purposes whether you receive them in the form of cash or additional shares

                  Purchase, Redemption and Exchange Procedures

      The purchase, redemption and exchange procedures for both the Funds and the Wired Index Fund are the same. The Transfer Agent is open from 8 a.m. to 6 p.m. Eastern Time for purchase, redemption and exchange orders. Shares will be purchased, exchanged and redeemed at NAV per share. For trades in the Wired Index Fund, Wireless World Fund and internet.com Index Fund, the transfer agent must receive your request by the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) to receive the NAV of that day. The phone number you should call for account transaction requests is (800) 915-6565.

                  Exchange and Redemption Rights

      The exchange and redemption rights for both the Funds and the Wired Index Fund are the same. You may exchange or redeem shares by mail or telephone. When you exchange shares, you sell shares of one Investec Fund and buy shares of another Fund. You may realize either a gain or loss on those shares and will be responsible for paying the appropriate taxes. If you exchange or redeem through a broker, the broker may charge you a transaction fee. If you purchased your shares by check, you may not receive your redemption proceeds until the check has cleared, which may take up to 15 calendar days.

            Trustees

      The Board of Trustees of the Trust is responsible for the management of both Funds.

            Comparison of Shareholder Rights. As series of the Trust, both Funds' shareholders have the same rights, including, but not limited to, par value, preemptive rights, preference and appraisal rights.

            Capitalization of the Funds. The table below show existing capitalization as of September 30, 2001, as well as pro forma capitalization as of the same date, which reflects the impact of any corporate actions, including accounting adjustments, required to facilitate the reorganization. For these reasons, the total pro forma combined Total Net Assets may differ from the combined net assets of the Funds prior to the reorganization.

   ------------------------------------- ------------ --------------------- ---------------------
                                          Total Net
                                            Assets     Shares Outstanding
                                            (000)            (000)                  NAV
   ------------------------------------- ------------ --------------------- ---------------------
   Wireless World                           $10,283           2,894                 $3.55
   ------------------------------------- ------------ --------------------- ---------------------
   internet.com Fund                         $3,746           1,341                 $2.79
   ------------------------------------- ------------ --------------------- ---------------------
   Wired Index Fund                         $70,693           6,556                $10.78
   ------------------------------------- ------------ --------------------- ---------------------
   Combined Pro Forma (All Three Funds)     $73,380           6,807                $10.78
   ------------------------------------- ------------ --------------------- ---------------------

                        Information about the Reorganization

      This section describes some information you should know about the reorganization of your Fund.

      Description of transaction. The Plan of Reorganization provides that your Fund will transfer substantially all of its assets to the Wired Index Fund in exchange for shares of the Wired Index Fund in the same proportion as the shares of your Fund. The Wired Index Fund will also assume substantially all of your Fund's liabilities. After this transaction, the Wired Index Fund will give you shares of the Wired Index Fund (the "Closing"). The dollar value of the shares you receive will be equal to the dollar value of the Fund shares you owned at the end of business on the day of the Closing. You will not pay a sales charge or any other fee as part of this transaction.

      Please see the Plan of Reorganization for a more detailed description of the reorganization. You can find the Plan of Reorganization in Part 5 of this Combined Proxy Statement and Prospectus.

      Tax Consequences of the Reorganization. The following discussion addresses certain material United States federal income tax consequences of the reorganization. It is based on current tax law, which may be changed by legislative, judicial, or administrative action, possibly with retroactive effect. No attempt has been made to present a complete discussion of the federal tax consequences to the Funds or their shareholders, and this discussion does not address any state, local or foreign tax consequences. The discussion relates to United States persons who hold shares of a Fund as capital assets (as defined in section 1221 of the Code). Special tax considerations may apply to certain types of investors subject to special treatment under the tax law. Accordingly, you are urged to consult your tax adviser with specific reference to your own tax circumstances.

            As a condition to the closing of the reorganization, both your Fund and the Wired Index Fund must receive an opinion of counsel, on the basis of the representations set forth or referred to in such opinion, describing the material federal income tax consequences of the reorganization (the "Tax Opinion"). The Funds anticipate that the Tax Opinion will provide that, although the federal income tax consequences of the reorganization are not free from doubt, the reorganization should constitute a "reorganization" as such term is defined in section 368(a)(1) of the Code (a "tax-free reorganization"). If the reorganization qualifies as a tax-free reorganization, then:

      o No gain or loss should be recognized by your Fund on the transfer to the Wired Index Fund of its assets in exchange solely for shares of the Wired Index Fund and the Wired Index Fund's assumption of your Fund's liabilities or on the subsequent distribution of shares of the Wired Index Fund to you in liquidation of your Fund;

      o No gain or loss should be recognized by the Wired Index Fund on its receipt of your Fund's assets in exchange solely for shares of the Wired Index Fund and the Wired Index Fund's assumption of your Fund's liabilities;

      o The Wired Index Fund's adjusted tax basis in the assets acquired from your Fund should be equal to the basis thereof in your Fund's hands immediately before the reorganization, and the Wired Index Fund's holding period for the assets acquired from your Fund will include your Fund's holding period therefor;

      o You should recognize no gain or loss on the exchange of shares of your Fund solely for shares of the Wired Index Fund pursuant to the reorganization; and

      o Your aggregate tax basis in shares of the Wired Index Fund received by you in the reorganization should equal your aggregate tax basis in the shares of your Fund surrendered in exchange therefor, and your holding period for shares of the Wired Index Fund received in the reorganization should include your holding period for the shares of your Fund surrendered in exchange therefor, provided that you hold such shares as capital assets at the effective time of the reorganization.

            However, it is possible that the Internal Revenue Service could successfully challenge the qualification of the reorganization as a tax-free reorganization. If the reorganization does not qualify as a tax-free reorganization:

            o Your Fund would be treated as if it had transferred all of its assets to the Wired Index Fund in a taxable transaction in which all built-in gains and losses on the assets transferred would be recognized;

            o You would be deemed to have exchanged your shares of your Fund for shares of the Wired Index Fund in a taxable transaction in which you would recognize a capital gain or loss equal to the difference between your adjusted tax basis in the shares surrendered and the fair market value of the shares of the Wired Index Fund received; and

            o Your aggregate tax basis in shares of the Wired Index Fund received by you in the reorganization would be equal to their fair market value on the date of the reorganization, and your holding period for shares of the Wired Index Fund received by you in the reorganization would begin on the day after the day you receive such shares.

            In the event that the reorganization fails to qualify as a tax-free reorganization, the Adviser believes that your Fund's capital loss carryforwards would be sufficient to offset any net gain that would be recognized by your Fund.

            As of September 30, 2001, the internet.com Fund and the Wireless World Fund had capital loss carryforwards of $14,761,661 and $23,649,490, respectively. If the reorganization qualifies as a tax-free reorganization, the use of your Fund's capital loss carryforwards after the reorganization will be limited each year to an amount equal to the net asset value of your Fund immediately prior to the reorganization multiplied by the long-term tax-exempt rate in effect for the month in which the reorganization occurs (the rate for November 2001 is 4.85%). If the reorganization does not qualify as a tax-free reorganization, the capital loss carryforwards of the internet.com Fund and the Wireless World Fund will not be available to offset capital gains of the Wired Index Fund after the reorganization. Regardless of any limitation on the ability of the Wired Index Fund to utilize the losses of the internet.com Fund or the Wireless World Fund, the Wired Index Fund had $18,405,642 of its own capital loss carryforwards as of September 30, 2001 that are available to offset capital gains realized after the reorganization.

            Assuming the reorganization qualifies as a tax-free reorganization, you will be required to retain in your records and file with your federal income tax return for the taxable year in which the reorganization takes place a statement setting forth all relevant facts in respect of the nonrecognition of gain or loss upon the exchange. The statement is required to include:

            o your tax basis in the shares surrendered in the reorganization; and

            o the fair market value of the shares of the Wired Index Fund received in the reorganization as of the effective time of the reorganization.

            Your Fund may pay a dividend or distribute a taxable gain prior to the reorganization. You may be liable for taxes on those distributions.

            The foregoing discussion is intended only as a summary and does not purport to be a complete analysis or listing of all potential tax effects relevant to a decision whether to vote in favor of the reorganization.

      Conditions of the reorganization. Before the reorganization can occur, both your Fund and the Wired Index Fund must satisfy certain conditions. For example:

o Each Fund must receive an opinion of counsel describing the material federal income tax consequences of the reorganization;

o Each Fund must receive an opinion of counsel certifying to certain matters concerning the legal existence of each Fund;

o For each Fund, a majority of the shareholders voting at the Meeting in person or by proxy must approve the reorganization on behalf of that Fund.

            Why We Want to Reorganize the Funds

      The Adviser believes that the reorganization will benefit all of the Funds. Among other things, the Adviser believes the reorganization will:

o Result in economies of scale. That is, the increased assets of the combined Funds could possibly reduce expenses over time by spreading fixed costs over a larger asset base.

o Going forward, eliminate duplicative efforts that separate funds may require, such as accounting services, resulting in more efficient operations of the Wired Index Fund.

o Provides a more stable base for management of your Fund because daily purchases and redemptions of shares should have a less significant impact on the size of the combined Funds.

o Provide greater investment opportunities. That is, the increased assets of the combined Funds will provide the manager with a wider range of choices among permitted investments than are currently available to the Funds separately.

            Considerations by the Board of Trustees

      On September 10, 2001, the Board of Trustees of the Trust, on behalf of both your Fund and the Wired Index Fund, unanimously approved the proposed Plan of Reorganization for each Fund. The Trustees concluded that the reorganization:

o Was in the best interests of the shareholders of both your Fund and the Wired Index Fund; and

o Would not result in any dilution of the value of your investment or the investment of the shareholders of the Wired Index Fund.

      In approving the Plan of Reorganization, the Trustees, including a majority of the Trustees who are not "interested persons" (as defined in the Investment Company Act of 1940, as amended) (the "Independent Trustees"), considered that, among other things:

o Both your Fund and the Wired Index Fund seek long-term capital appreciation; and

o Merging your Fund with the Wired Index Fund would result in the combined Fund having a larger asset base which, over time, may result in economies of scale and offer improved services to shareholders.

            Required Vote

      Approval of the Proposal requires approval of a majority of the outstanding voting securities of your Fund. Should the Plan of Reorganization not be approved with respect to your Fund, the Board of Trustees would determine what, if any, further action should be taken, including continuing to operate your Fund or liquidating it. If the reorganization of a Fund is not consummated for any reason, including the failure to obtain the requisite approval of the shareholders of the Fund, the reorganization may nevertheless proceed with respect to the other Fund.

            Board Recommendation

                      THE BOARD OF TRUSTEES RECOMMENDS THAT
                SHAREHOLDERS OF EACH FUND VOTE "FOR" THE PROPOSAL

      PART 3 - MORE ON PROXY VOTING AND JOINT MEETING OF SHAREHOLDER S

            Who Can Vote

      Only shareholders of record of each Fund at the close of business on the Record Date, November 5, 2001, may vote for the proposals at the Meeting. As of the Record Date, the Wireless World Fund had 2,832,880.3 shares of beneficial interest issued and outstanding, each share being entitled to one vote. As of the Record Date, the internet.com Fund had 1,305,399.9 shares of beneficial interest issued and outstanding, each share being entitled to one vote.

            Information Concerning Outstanding Shares

      As of the Record Date, November 5, 2001, principal holders owning 5% or more of the outstanding shares of the Wireless World Fund are set forth below:

--------------------------------------------------------------------------------
       Shareholder Name & Address             % held as of November 5, 2001

Charles Schwab & Co. Inc.                                25.70%
Special Custody Account for the
Exclusive Benefit of Customers
Attn:  Mutual Funds
101 Monterey Street
San Francisco, CA 94104-4122

--------------------------------------------------------------------------------
National Investor Services Corp.                          6.14%
Special Custody Account for the
Exclusive Benefit of Customers
55 Water Street 32nd Floor
New York, New York 10041-0028
--------------------------------------------------------------------------------

      As of the Record Date, the Trustees and officers as a group owned beneficially less than 1% of the outstanding shares of the Wireless World Fund.

      As of the Record Date, November 5, 2001, principal holders owning 5% or more of the outstanding shares of the internet.com Fund are set forth below:

--------------------------------------------------------------------------------
       Shareholder Name & Address             % held as of November 5, 2001

Charles Schwab & Co. Inc.                                33.76%
Special Custody Account for the
Exclusive Benefit of Customers
Attn:  Mutual Funds
101 Monterey Street
San Francisco, CA 94104-4122

--------------------------------------------------------------------------------

      As of the Record Date, the Trustees and officers as a group owned beneficially less than 1% of the outstanding shares of the internet.com Fund.

            Quorum Requirements

      At the Meeting, the presence in person or by proxy of shareholders of one-third of the outstanding shares entitled to vote at the Meeting shall be necessary and sufficient to constitute a quorum for the transaction of business. In the event that a quorum of shareholders is not present at the Meeting, the persons named as proxies shall have the power to adjourn the Meeting. Such meeting shall be reconvened without additional notice. In the event a quorum is present but sufficient votes to approve the proposal are not received, the persons named as proxies may propose one or more adjournments to permit further solicitation of proxies. If this should occur, we will vote proxies for or against a motion to adjourn in the same proportion to the votes received in favor or against the proposal.

      You may cast one vote for the proposal for each whole share that you own of the Fund. We count your fractional shares as fractional votes. If we receive your proxy before the Meeting date, we will vote your shares as you instruct the proxies. If you sign and return your proxy, but do not specify instructions, we will vote your shares in favor of the proposal. You may revoke your proxy at any time before the Meeting if you notify us in writing, or if you attend the Meeting in person and vote in person.

      If a proxy represents a broker "non-vote" (that is, a proxy from a broker or nominee indicating that such person has not received instructions from the beneficial owner or other person entitled to vote shares on a particular matter with respect to which the broker or nominee does not have discretionary power) or is marked with an abstention, the shares represented thereby will be considered to be present at the Meeting for purposes of determining the existence of a quorum for the transaction of business but will not be voted. For this reason, a broker "non-vote" and abstentions will have the affect of a "no" vote for purposes of obtaining the requisite approval of the proposal.

            The Proxy Solicitation Process

      The Board of Trustees of the Trust is soliciting your proxy to vote on the matters described in this Combined Prospectus and Proxy Statement. We expect to solicit proxies primarily by mail, but representatives of the Fund, the Fund's investment advisor, their affiliates or others may communicate with you by mail or by telephone or other electronic means to discuss your vote. Such individuals will receive no additional compensation from the Fund for soliciting your proxy vote. The costs of preparing and mailing proxy materials will be borne by the Adviser and is estimated to be $8,240. Proxy solicitations will be made primarily by mail, but may also be made by telephone, facsimile or personal interview conducted by certain officers or employees of the Funds or the Adviser. The Funds have also retained Georgeson Shareholder Communications Inc. ("GS") to assist with proxy solicitations, the cost of which (estimated to be $ 20,105) will also be borne by the Adviser. GS is responsible for soliciting individual shareholders, brokers, custodians, nominees and fiduciaries, tabulating the returned proxies and performing other proxy solicitation services.

      PLEASE TAKE A MOMENT NOW TO SIGN, DATE AND RETURN YOUR PROXY CARD IN THE ENCLOSED POSTAGE-PAID RETURN ENVELOPE. If we do not receive your signed proxy card after a reasonable amount of time, you may receive a telephone call from our proxy solicitor, GS, reminding you to vote your shares. Proxies may be voted by telephone by calling GS at 888-899-2580 between the hours of 9:00 a.m. and 11:00 p.m. (EST) Monday-Friday or Saturday between the hours of 12:00 p.m. and 6:00 p.m. (EST). If you prefer, you can fax the proxy card to GS, Attn: Proxy Department, at 800-733-1885. We encourage you to vote by telephone or through the Internet (please refer to your proxy card for the appropriate website) in order to expedite the process. Whichever voting method you choose, please read the full text of the Proxy Statement before you vote.

      If you have any questions regarding the shareholder meeting, please feel free to call our proxy solicitors, GS, at 888-889-2580 who will be pleased to assist you.

      Other business. The Board of Trustees knows of no other business to be brought before the Meeting. If any other matters properly come before the Meeting, and on all matters incidental to the conduct of the Meeting, the named proxies will vote all proxies using their best judgment on such matters unless instructed to the contrary.

      Recommendation of the Board of Trustees. After carefully considering all of the issues involved, the Board of Trustees of the Trust has unanimously concluded that the proposals are in the best interests of shareholders. The Board of Trustees recommends that you vote to approve the Proposals.

      PART 4 - FUND INFORMATION

      The Trust is a business trust established under Delaware law. The operations of The Trust is governed by a Trust Instrument dated March 7, 1997.

      Each Fund is a separate series of the Trust and, as such, has similar rights under the Trust Instrument of the Trust and applicable Delaware law. You should be aware of the following features of the Funds:

o Shares of each Fund participate equally in dividends and other distributions attributable to that Fund, including any distributions in the event of a liquidation.

o     Each share of the Funds is entitled to one vote for all purposes.

o Shares of all series of the Trust vote for the election of Trustees and on any other matter that affects all series of the Trust in substantially the same manner, except as otherwise required by law.

o As to matters that affect each Fund differently, such as approval of an investment advisory agreement, shares of each series vote as a separate series.

o Delaware law does not require registered investment companies, such as the Trust or its series, to hold annual meetings of shareholders and it is anticipated that shareholder meetings will be held only when specifically required by federal or state law.

o Shareholders have available certain procedures for the removal of Trustees.

o The Trust indemnifies trustees and officers to the fullest extent permitted under federal and Delaware law.

      Financial Statements. Ernst & Young LLP, independent auditors of the Trust, has audited the financial statements for the year ended December 31, 2000 included in the Trust's Annual Report to Shareholders and incorporated by reference into the Statement of Additional Information dated April 26, 2001.

      PART 5 - FORM OF AGREEMENT AND PLAN OF REORGANIZATION AND LIQUIDATION


      This AGREEMENT AND PLAN OF REORGANIZATION AND LIQUIDATION ("Agreement") is made as of __________, 2001, between Investec Funds, a Delaware business trust (the "Trust"), on behalf of Investec Wired(R) Index Fund, a series of the Trust ("Acquiring Fund"), and the Trust, on behalf of [Investec Wireless World FundTM][Investec internet.com FundTM], a series of the Trust ("Target"). (Acquiring Fund and Target are sometimes referred to herein individually as a "Fund" and collectively as the "Funds," and the Trust is sometimes referred to herein as the "Investment Company.")

      All agreements, representations, and obligations described herein, made or to be taken or undertaken by either Fund, are made or shall be taken or undertaken by the Trust on the Fund's behalf.

      In accordance with the terms and conditions set forth in this Agreement, the parties desire that Target transfer substantially all its assets to Acquiring Fund in exchange solely for voting shares of beneficial interest of Acquiring Fund ("Acquiring Fund's Shares") and the assumption by Acquiring Fund of substantially all of Target's liabilities, and that Target distribute Acquiring Fund's Shares pro rata to the holders of shares of beneficial interest in Target ("Target's Shares") in liquidation of Target. All such transactions with respect to Target and Acquiring Fund are referred to herein collectively as the "Reorganization."

      It is intended by the parties hereto that the Reorganization constitute a reorganization within the meaning of Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the "Code"). The parties hereto hereby adopt this Agreement as a "plan of reorganization" within the meaning of Treasury Regulation Sections 1.368-2(g) and 1.368-3(a).

      In consideration of the mutual promises herein, the parties covenant and agree as follows:

1.    PLAN OF REORGANIZATION AND LIQUIDATION OF TARGET

   1.1. At the Effective Time (as defined in paragraph 3.1), Target agrees to assign, sell, convey, transfer, and deliver all of its assets described in paragraph 1.2 ("Assets") to Acquiring Fund. Acquiring Fund agrees in exchange therefore:

         (a) to issue and deliver to Target the number of full and fractional Acquiring Fund's Shares determined by dividing the net value of Target (computed as set forth in paragraph 2.1) by the "NAV" (computed as set forth in paragraph 2.2) of Acquiring Fund's Shares; and

         (b) to assume Target's liabilities described in paragraph 1.3 ("Liabilities").

   1.2. Assets shall include, without limitation, all cash, cash equivalents, securities, receivables (including interest and dividends receivable), claims and rights of action, rights to register shares under applicable securities laws, books and records, deferred and prepaid expenses shown as assets on Target's books, and other property owned by Target at the Effective Time as defined in paragraph 3.1.

   1.3. Liabilities shall include (except as otherwise provided herein) all of Target's known liabilities, debts and obligations arising in the ordinary course of business reflected on the books of Target at the Effective Time, and any contingent liabilities, if any, as the Board of Trustees shall reasonably deem exist against Target at the Effective Time, for which contingent and other appropriate liability reserves shall be established on Target's books. Notwithstanding the foregoing, Target agrees to use its best efforts to discharge all of its known Liabilities prior to the Effective Time.

   1.4. At or immediately before the Effective Time, Target shall declare and pay to its shareholders a dividend and/or other distribution in an amount large enough so that it will have distributed substantially all (and in any event not less than 90%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and substantially all of its realized net capital gain, if any, for the current taxable year through the Effective Time.

   1.5. At the Effective Time (or as soon thereafter as is reasonably practicable), Target shall distribute Acquiring Fund's Shares received by it pursuant to paragraph 1.1 to Target's shareholders of record, determined as of the Effective Time (collectively "Shareholders" and individually a "Shareholder"), in exchange for Target's Shares and in liquidation of Target. To accomplish this distribution, Acquiring Fund's transfer agent ("Transfer Agent") shall open accounts on Acquiring Fund's share transfer books in the Shareholders' names and transfer Acquiring Fund's Shares thereto. Each Shareholder's account shall be credited with the pro rata number of full and fractional (rounded to the third decimal place) Acquiring Fund's Shares due that Shareholder. All outstanding Target's Shares, including any represented by certificates, shall simultaneously be canceled on Target's share transfer books. Acquiring Fund shall not issue certificates representing Acquiring Fund's Shares in connection with the Reorganization. However, certificates representing Target's Shares shall represent Acquiring Fund's Shares after the Reorganization.

   1.6. As soon as reasonably practicable after distribution of Acquiring Fund's Shares pursuant to paragraph 1.5, Target shall be terminated and any further actions shall be taken in connection therewith as required by applicable law. Target shall file such instruments and shall take all other steps necessary to effect a complete liquidation and dissolution of Target.

   1.7. Any reporting responsibility of Target to a public authority is and shall remain its responsibility up to and including the date on which it is terminated.

   1.8. Any transfer taxes payable upon issuance of Acquiring Fund's Shares in a name other than that of the registered holder on Target's books of Target's Shares exchanged therefor shall be paid by the person to whom Acquiring Fund's Shares are to be issued, as a condition of such transfer.

2.    VALUATION

   2.1. For purposes of paragraph 1.1(a), Target's net value shall be (a) the value of the Assets computed as of the close of regular trading on the New York Stock Exchange ("NYSE") on the date of the Closing as defined in paragraph 3.1 ("Valuation Time"), using the valuation procedures set forth in Target's then current prospectus and statement of additional information less (b) the amount of the Liabilities as of the Valuation Time.

   2.2. For purposes of paragraph 1.1(a), the NAV of Acquiring Fund's Shares shall be computed as of the Valuation Time, using the valuation procedures set forth in Acquiring Fund's then current prospectus and statement of additional information.

   2.3. All computations pursuant to paragraphs 2.1 and 2.2 shall be made by or under the direction of Investec Asset Management U.S. Limited.

3.    CLOSING AND EFFECTIVE TIME

   3.1. The Reorganization, together with related acts necessary to consummate the same ("Closing"), shall occur at the Funds' principal offices, located at 1055 Washington Blvd., Stamford, CT 06901 on ____________, 2001, or at such other place and/or on such other date upon which the parties may agree. All acts taking place at the Closing shall be deemed to take place simultaneously as of the close of business on the date thereof or at such other time upon which the parties may agree ("Effective Time"). If, immediately before the Valuation Time, (a) the NYSE is closed to trading or trading thereon is restricted or (b) trading or the reporting of trading on the NYSE or elsewhere is disrupted, so that accurate appraisal of the net value of Target and the NAV for Acquiring Fund is impracticable, the Effective Time shall be postponed until the first business day after the day when such trading shall have been fully resumed and such reporting shall have been restored.

   3.2. Target shall deliver to the Trust at the Closing a schedule of its Assets as of the Effective Time, which shall set forth for all portfolio securities included therein their adjusted tax bases and holding periods by lot. Target's custodian shall deliver at the Closing a certificate of an authorized officer stating that (a) the Assets held by the custodian will be transferred to Acquiring Fund at the Effective Time and (b) all necessary taxes in conjunction with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made.

   3.3. The Transfer Agent shall deliver at the Closing a certificate as to the opening on Acquiring Fund's share transfer books of accounts in the names of Target's Shareholders. The Trust shall issue and deliver a confirmation to Target evidencing Acquiring Fund's Shares to be credited to Target at the Effective Time or provide evidence satisfactory to Target that Acquiring Fund's Shares have been credited to Target's account on Acquiring Fund's books. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, stock certificates, receipts, or other documents as the other party or its counsel may reasonably request.

   3.4. The Trust, on behalf of Target and Acquiring Fund, respectively, shall deliver at the Closing a certificate executed in its name by its President or a Vice President and dated as of the Effective Time, to the effect that the representations and warranties it made in this Agreement are true and correct in all material respects at the Effective Time, with the same force and effect as if made at and as of the Effective Time, except as they may be affected by the transactions contemplated by this Agreement.

4.    REPRESENTATIONS AND WARRANTIES

   4.1.  Target represents and warrants as follows:

     4.1.1. At the Closing, Target will have good and marketable title to its Assets and full right, power, and authority to sell, assign, transfer, and deliver its Assets free of any liens or other encumbrances; and upon delivery and payment for the Assets, Acquiring Fund will acquire good and marketable title thereto;

     4.1.2. Acquiring Fund's Shares are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms hereof;

     4.1.3. Target's current prospectus and statement of additional information conform in all material respects to the applicable requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended (the "1940 Act"), and the rules and regulations thereunder, and do not include any untrue statement of a material fact or omit any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

     4.1.4. Target is not in violation of, and the execution and delivery of this Agreement and consummation of the transactions contemplated hereby will not (a) conflict with or violate Delaware law or any provision of the Trust's Trust Instrument or By-laws or of any agreement, instrument, lease, or other undertaking to which Target is a party or by which it is bound or
            (b) result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, judgment, or decree to which Target is a party or by which it is bound, except as previously disclosed in writing to and accepted by the Trust;

     4.1.5. Except as otherwise disclosed in writing to and accepted by the Trust, all material contracts and other commitments of or applicable to Target (other than this Agreement and investment contracts, including options and futures) will be terminated, or provision for discharge of any liabilities of Target thereunder will be made, at or prior to the Effective Time, without Target incurring any liability or penalty with respect thereto and without diminishing or releasing any rights Target may have had with respect to actions taken or not taken by any other party thereto prior to the Closing;

     4.1.6. Except as otherwise disclosed in writing to and accepted by the Trust on behalf of Acquiring Fund, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or (to Target's knowledge) threatened against Target or any of its properties or assets that, if adversely determined, would materially and adversely affect Target's financial condition or the conduct of its business; Target knows of no facts that might form the basis for the institution of any such litigation, proceeding, or investigation and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially or adversely affects its business or its ability to consummate the transactions contemplated hereby;

     4.1.7. The execution, delivery, and performance of this Agreement has been duly authorized as of the date hereof by all necessary action on the part of the Trust's Board of Trustees on behalf of Target, which has made the determinations required by Rule 17a-8(a) under the 1940 Act; and, subject to approval by Target's shareholders and receipt of any necessary exemptive relief or no-action assurances requested from the Securities and Exchange Commission ("SEC") or its staff with respect to Sections 17(a) and 17(d) of the 1940 Act, this Agreement will constitute a valid and legally binding obligation of Target, enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and similar laws relating to or affecting creditors' rights and by general principles of equity;

     4.1.8. At the Effective Time, the performance of this Agreement shall have been duly authorized by all necessary action by Target's shareholders;

     4.1.9. No governmental consents, approvals, authorizations, or filings are required under the 1933 Act, the Securities Exchange Act of 1934, as amended ("1934 Act"), or the 1940 Act for the execution or performance of this Agreement by Target, except for
            (a) a proxy statement ("Proxy Statement"), the information for which is included in a combined prospectus and proxy statement filed by Acquiring Fund with the SEC on Form N-14, (b) receipt of the exemptive relief or no-action assurances referenced in subparagraph 4.1.7, and (c) such consents, approvals, authorizations, and filings as have been made or received or as may be required subsequent to the Effective Time;

     4.1.10.On the effective date of the Registration Statement, at the time of the shareholders' meeting referred to in paragraph 5.2, and at the Effective Time, the Proxy Statement will (a) comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act, and the 1940 Act and the rules and regulations thereunder and (b) not contain any untrue statement of a material fact or omit any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading. This provision shall not apply to statements in or omissions from the Proxy Statement made in reliance on and in conformity with information furnished by the Trust for use therein.

   4.2.  Acquiring Fund represents and warrants as follows:

     4.2.1. Acquiring Fund's Shares to be issued and delivered to Target hereunder will, at the Effective Time, have been duly authorized and, when issued and delivered as provided herein, will be duly and validly issued and outstanding shares of Acquiring Fund, fully paid and nonassessable by the Trust (except as disclosed in the Trust's then current prospectus and statement of additional information). Except as contemplated by this Agreement, Acquiring Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any of its shares, nor is there outstanding any security convertible into any of its shares;

     4.2.2. Acquiring Fund's current prospectus and statement of additional information conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations thereunder and do not include any untrue statement of a material fact or omit any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

     4.2.3. Acquiring Fund is not in violation of, and the execution and delivery of this Agreement and consummation of the transactions contemplated hereby (a) will not conflict with or violate Delaware law or any provision of the Trust's Trust Instrument or By-laws or any provision of any agreement, instrument, lease, or other undertaking to which Acquiring Fund is a party or by which it is bound or (b) result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, judgment, or decree to which Acquiring Fund is a party or by which it is bound, except as previously disclosed in writing to and accepted by the Trust;

     4.2.4. Except as otherwise disclosed in writing to and accepted by the Trust on behalf of Target, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or (to Acquiring Fund's knowledge) threatened against the Trust with respect to Acquiring Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect Acquiring Fund's financial condition or the conduct of its business; Acquiring Fund knows of no facts that might form the basis for the institution of any such litigation, proceeding, or investigation and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially or adversely affects its business or its ability to consummate the transactions contemplated hereby;

     4.2.5. The execution, delivery, and performance of this Agreement has been duly authorized as of the date hereof by all necessary action on the part of the Trust's Board of Trustees on behalf of Acquiring Fund, which has made the determinations required by Rule 17a-8(a) under the 1940 Act; and, subject to receipt of any necessary exemptive relief or no-action assurances requested from the SEC or its staff with respect to Sections 17(a) and 17(d) of the 1940 Act, this Agreement will constitute a valid and legally binding obligation of Acquiring Fund, enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and similar laws relating to or affecting creditors' rights and by general principles of equity;

     4.2.6. No governmental consents, approvals, authorizations, or filings are required under the 1933 Act, the 1934 Act, or the 1940 Act for the execution or performance of this Agreement by the Trust, except for (a) the filing with the SEC of the Registration

            Statement and a post-effective amendment to the Trust's registration statement on Form N-14, (b) receipt of the exemptive relief or no-action assurances referenced in subparagraph 4.2.5, and (c) such consents, approvals, authorizations, and filings as have been made or received or as may be required subsequent to the Effective Time;

   4.3. The Trust, on behalf of each Fund, represents and warrants to the other as follows:

     4.3.1. The Trust is a business trust that is duly organized, validly existing, and in good standing under the laws of the State of Delaware; and a copy of its Certificate of Trust is on file with the Secretary of the State of Delaware;

     4.3.2. The Trust is duly registered as an open-end management investment company under the 1940 Act, and such registration will be in full force and effect at the Effective Time;

     4.3.3. Each Fund is a duly established and designated series of the Trust.

5.    COVENANTS

   5.1. Each Fund covenants to operate its respective business in the ordinary course between the date hereof and the Closing, it being understood that (a) such ordinary course will include declaring and paying customary dividends and other distributions and such changes in operations as are contemplated by each Fund's normal business activities and (b) each Fund will retain exclusive control of the composition of its portfolio until the Closing, provided that Target shall not dispose of more than an insignificant portion of its historic business assets during such period without Acquiring Fund's prior consent.

   5.2. Target covenants to call a special meeting of shareholders to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated hereby.

   5.3. Target covenants that Acquiring Fund's Shares to be delivered hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms hereof.

   5.4. Target covenants that it will assist the Trust in obtaining such information as the Trust reasonably requests concerning the beneficial ownership of Target's Shares.

   5.5. Target covenants that its books and records (including all books and records required to be maintained under the 1940 Act and the rules and regulations thereunder) will be turned over to the Trust at the Closing.

   5.6. Each Fund covenants to cooperate in preparing the Proxy Statement in compliance with applicable federal securities laws.

   5.7. Each Fund covenants that it will, from time to time, as and when requested by the other Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action, as the other Fund may deem necessary or desirable in order to vest in, and confirm to (a) Acquiring Fund, title to and possession of all Target's Assets, and (b) Target, title to and possession of Acquiring Fund's Shares to be delivered hereunder, and otherwise to carry out the intent and purpose hereof.

   5.8. Acquiring Fund covenants to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and such state securities laws as it may deem appropriate in order to continue its operations after the Effective Time.

   5.9. Subject to this Agreement, each Fund covenants to take or cause to be taken all actions, and to do or cause to be done all things, reasonably necessary, proper, or advisable to consummate and effectuate the transactions contemplated hereby.

6.    CONDITIONS PRECEDENT

   6.1. Each Fund's obligations hereunder shall be subject to (a) performance by the other Fund of all the obligations to be performed hereunder at or before the Effective Time, (b) all representations and warranties of the other Fund contained herein being true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated hereby, as of the Effective Time, with the same force and effect as if made at and as of the Effective Time, and (c) the following further conditions that, at or before the Effective Time:

     6.1.1. This Agreement and the transactions contemplated hereby shall have been duly adopted and approved by the Trust's Board of Trustees on behalf of Target and Acquiring Fund and shall have been approved by Target's shareholders in accordance with applicable law.

     6.1.2. All necessary filings shall have been made with the SEC and state securities authorities, and no order or directive shall have been received that any other or further action is required to permit the parties to carry out the transactions contemplated hereby. The Registration Statement shall have become effective under the 1933 Act, no stop orders suspending the effectiveness thereof shall have been issued, and the SEC shall not have issued an unfavorable report with respect to the Reorganization under
            Section 25(b) of the 1940 Act nor instituted any proceedings seeking to enjoin consummation of the transactions contemplated hereby under Section 25(c) of the 1940 Act. All consents, orders, and permits of federal, state, and local regulatory authorities (including the SEC and state securities authorities) deemed necessary by either Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain the same would not involve a risk of a material adverse effect on the assets or properties of the Fund.

     6.1.3. At the Effective Time, no action, suit, or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or to obtain damages or other relief in connection with, the transactions contemplated hereby.

     6.1.4. Target shall have received an opinion of Kramer Levin
            Naftalis & Frankel LLP, counsel to the Trust ("Counsel"), substantially to the effect that:

         6.1.4.1. Acquiring Fund is a validly existing series of the Trust, a business trust duly formed and validly existing and in good standing under the laws of the State of

                  Delaware with the power under its Trust Instrument to carry on its business and to own all of its properties and assets;

         6.1.4.2. This Agreement (a) has been duly authorized and executed by the Trust on behalf of Acquiring Fund and (b) assuming due authorization, execution, and delivery of this Agreement by Target, is a legal, valid and binding obligation of Acquiring Fund, enforceable against Acquiring Fund in accordance with its terms, except as such enforceability may be limited by (i) bankruptcy, insolvency, reorganization, receivership, fraudulent conveyance, moratorium or other laws of general application relating to or affecting the enforcement of creditors' rights and remedies, as from time to time in effect, (ii) application of equitable principles (regardless of whether such enforceability is considered in a proceeding in equity or at law) and (iii) principles of course of dealing or course of performance and standards of good faith, fair dealing, materiality and reasonableness that may be applied by a court to the exercise of rights and remedies;

         6.1.4.3. Acquiring Fund's Shares to be issued and delivered to the Shareholders under this Agreement, assuming their due delivery as contemplated by this Agreement, will be duly authorized and validly issued and outstanding and fully paid and nonassessable (except as disclosed in the Trust's then current prospectus and statement of additional information);

         6.1.4.4. The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not (a) materially violate the Trust's Trust
                  Instrument or By-laws or any provision of any agreement to which the Trust (with respect to Acquiring Fund) is a party or by which it is bound or (b) to the knowledge of Counsel, result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, judgment, or decree known to Counsel to which the Trust (with respect to Acquiring Fund) is a party or by which it (with respect to Acquiring Fund) is bound, except as set forth in such opinion or as previously disclosed in writing to and accepted by the Trust;

         6.1.4.5. To the knowledge of Counsel, no consent, approval, authorization or order of any Delaware or Federal Court or governmental authority of the State of Delaware or the United States of America is required for the consummation by the Trust on behalf of Acquiring Fund, of the transactions contemplated by the Agreement, except such as may be required under the 1933 Act, the 1934 Act and the 1940 Act and under securities laws of states other than the State of Delaware;

         6.1.4.6. The Trust is registered with the SEC as an investment company, and to the knowledge of Counsel no order has been issued or proceeding instituted to suspend such registration; and

         6.1.4.7. To the knowledge of Counsel, (a) no litigation, administrative proceeding, or investigation of or before any court or governmental body is pending or threatened as to the Trust (with respect to Acquiring Fund) or any of its properties or assets attributable or allocable to Acquiring Fund and (b) the Trust (with respect to

                  Acquiring Fund) is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects Acquiring Fund's business, except as set forth in such opinion or as otherwise disclosed in writing to and accepted by the Trust.

           In rendering such opinion, Counsel may (i) rely, as to matters governed by the laws of the State of Delaware, on an opinion of competent Delaware counsel, (ii) make assumptions regarding the authenticity, genuineness, and/or conformity of documents and copies thereof without independent verification thereof, and other customary assumptions as the parties may agree, (iii) limit such opinion to applicable federal and state law, (iv) define the word "knowledge" and related terms to mean the knowledge of attorneys then with such firm who have devoted substantive attention to matters directly related to this Agreement and the Reorganization; and (v) rely on certificates of officers or trustees of the Trust, in each case reasonably acceptable to the Trust.

     6.1.5. Acquiring Fund shall have received an opinion of Counsel, substantially to the effect that:

         6.1.5.1. Target is a validly existing series of the Trust, a business trust duly organized and validly existing and in good standing under the laws of the State of Delaware with power under its Trust Instrument to own all of its properties and assets and, to the knowledge of Counsel, to carry on its business as presently conducted;

         6.1.5.2. This Agreement (a) has been duly authorized and executed by the Trust on behalf of Target and (b) assuming due authorization, execution, and delivery of this Agreement by the Trust on behalf of Acquiring Fund, is a legal, valid and binding obligation of Target, enforceable against Target in accordance with its terms, except as such enforceability may be limited by (i) bankruptcy, insolvency, reorganization, receivership, fraudulent conveyance, moratorium or other laws of general application relating to or affecting the enforcement of creditors' rights and remedies, as from time to time in effect, (ii) application of equitable principles (regardless of whether such enforceability is considered in a proceeding in equity or at law) and (iii) principles of course of dealing or course of performance and standards of good faith, fair dealing, materiality and reasonableness that may be applied by a court to the exercise of rights and remedies;

         6.1.5.3. The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, (a) materially violate the Trust's Trust Instrument or By-laws or any provision of any agreement known to Counsel, to which the Trust (with respect to Target) is a party or by which it is bound or (b) to the knowledge of such counsel, result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, judgment, or decree known to Counsel to which the Trust (with respect to Target) is a party or by which it (with respect to Target) is bound, except as set forth in such opinion or as previously disclosed in writing to and accepted by the Trust;

         6.1.5.4. To the knowledge of Counsel, no consent, approval, authorization or order of any Delaware or Federal Court or governmental authority of the State of Delaware or the United States of America is required for the consummation by the Trust on behalf of Target, of the transactions contemplated by the Agreement, except such as may be required under the 1933 Act, the 1934 Act and the 1940 Act and under securities laws of states other than the State of Delaware;

         6.1.5.5. The Trust is registered with the SEC as an investment company, and to the knowledge of Counsel no order has been issued or proceeding instituted to suspend such registration; and

         6.1.5.6. To the knowledge of Counsel, (a) no litigation, administrative proceeding, or investigation of or before any court or governmental body is pending or threatened as to the Trust (with respect to Target) or any of its properties or assets attributable or allocable to Target and (b) the Trust (with respect to Target) is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects Target's business, except as set forth in such opinion or as otherwise disclosed in writing to and accepted by the Trust.

           In rendering such opinion, Counsel may (i) rely, as to matters governed by the laws of the State of Delaware, on an opinion of competent Delaware counsel, (ii) make assumptions regarding the authenticity, genuineness, and/or conformity of documents and copies thereof without independent verification thereof, and other customary assumptions as the parties may agree, (iii) limit such opinion to applicable federal and state law, (iv) define the word "knowledge" and related terms to mean the knowledge of attorneys then with such firm who have devoted substantive attention to matters directly related to this Agreement and the Reorganization, and (v) rely on certificates of officers or trustees of Target; in each case reasonably acceptable to the Trust.

         6.1.6. The Trust, on behalf of Target and Acquiring Fund, shall have received an opinion of Counsel addressed to and in form and substance reasonably satisfactory to it, as to the federal income tax consequences of the Reorganization ("Tax Opinion"). In rendering the Tax Opinion, Counsel may rely as to factual matters, exclusively and without independent verification, on the representations made in this Agreement (and/or in separate letters addressed to Counsel) and each Fund's separate covenants. Each Fund agrees to make reasonable covenants and representations as to factual matters as of the Effective Time in connection with the rendering of such opinion.

   6.2. At any time before the Closing, either Fund may waive any of the foregoing conditions if, in the judgment of the Trust's Board of Trustees, such waiver will not have a material adverse effect on its shareholders' interests.

7.    BROKERAGE FEES AND EXPENSES

   7.1. The Trust, on behalf of each Fund, represents and warrants that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

   7.2. Investec Asset Management U.S. Limited will be responsible for paying all expenses incurred in connection with the Reorganization.


8.    ENTIRE AGREEMENT; SURVIVAL

   8.1. Neither party has made any representation, warranty, or covenant not set forth herein, and this Agreement constitutes the entire agreement between the parties. The representations, warranties, and covenants contained herein or in any document delivered pursuant hereto or in connection herewith shall survive the Closing.

9.    TERMINATION OF AGREEMENT

   9.1. This Agreement may be terminated at any time at or prior to the Effective Time, whether before or after approval by Target's
         Shareholders:

     9.1.1. By either Fund (a) in the event of a material breach of any representation, warranty, or covenant contained herein to be performed at or prior to the Effective Time, (b) if a condition to its obligations has not been met and it reasonably appears that such condition will not or cannot be met, or (c) if the Closing has not occurred on or before _____________, 2002; or

     9.1.2. By the parties' mutual agreement.

   9.2. In the event of termination under paragraphs 9.1.1(a), (b) or (c) or 9.1.2, there shall be no liability for damages on the part of either Fund affected by the termination, or the trustees or officers of the Trust, to the other Fund.

10.   AMENDMENT

   10.1. This Agreement may be amended, modified, or supplemented at any time, notwithstanding approval thereof by Target's Shareholders, in such manner as may be mutually agreed upon in writing by the parties; provided that following such approval no such amendment shall have a material adverse effect on such Shareholders' interests.

11.   MISCELLANEOUS

   11.1. This Agreement shall be governed by and construed in accordance with the internal laws of the State of Delaware; provided that, in the case of any conflict between such laws and the federal securities laws, the latter shall govern.

   11.2. Nothing expressed or implied herein is intended or shall be construed to confer upon or give any person, firm, trust, or corporation other than the parties and their respective successors and assigns any rights or remedies under or by reason of this Agreement.

   11.3. The parties acknowledge that the Trust is a business trust. Notice is hereby given that this instrument is executed on behalf of the Trust's Trustees solely in their capacity as trustees, and not individually, and that the Trust's obligations under this instrument on behalf of each Fund are not binding on or enforceable against any of its trustees, officers, or shareholders, but are only binding on and enforceable against the respective Funds' assets and property. Each Fund agrees that, in asserting any rights or claims under this Agreement, it shall look only to the corresponding Fund's assets and property in settlement of such rights or claims and not to such Trustees or shareholders or to the assets of any other series of the Trust.

   11.4. The Trust agrees to indemnify and hold harmless each Trustee of the Trust at the time of the execution of this Agreement against expenses, including reasonable attorneys' fees, judgments, fines and amounts paid in settlement, actually and reasonably incurred by such Trustee in connection with any claim that is asserted against such trustee arising out of such person's service as a Trustee of the Trust, provided that such indemnification shall be limited to the full extent of the indemnification that is available to the Trustees of the Trust pursuant to the provisions of the Trust's Trust Instrument and applicable law.

   11.5 The Trust, on behalf of each Fund, hereby waives any conflict arising out of the representation of each Fund by Counsel.

      IN WITNESS WHEREOF, each party has caused this Agreement to be executed by its duly authorized officer.




ATTEST: INVESTEC FUNDS, on behalf of the [Investec Wireless World FundTM] [Investec internet.com FundTM]




By:  _________________________________    By:  ________________________________
           Eric M. Banhazl                         Royce N. Brennan
           Secretary                               President

ATTEST:                                   INVESTEC FUNDS, on behalf of the
                                          Investec Wired(R)Index Fund




By:  _________________________________    By:  ________________________________
           Eric M. Banhazl                         Royce N. Brennan
           Secretary                               President

                                     Part B

                       STATEMENT OF ADDITIONAL INFORMATION
                                November 21, 2001

                          Acquisition of the Assets of
                                 INVESTEC FUNDS
                              Wireless World FundTM
                            internet.comTM Index Fund

                    by and in exchange for all the shares of
                                 INVESTEC FUNDS
                               Wired(R) Index Fund



      This Statement of Additional Information dated November 21, 2001, is not a prospectus, but should be read in conjunction with the Combined Proxy Statement and Prospectus dated November 21, 2001. This Statement of Additional Information is incorporated by reference in its entirety into the Combined Proxy Statement and Prospectus. Copies of the Combined Proxy Statement and Prospectus may be obtained by writing Investec Funds at 1055 Washington Blvd., 3rd Floor, Stamford, CT 06901 or by calling toll free 1-800-915-6565.



                                TABLE OF CONTENTS

                                                                           Page

Statement of Additional Information of the Investec Wired(R) Index
Fund, the Investec Wireless World FundTM, and the Investec
internet.comTM Index Fund, all of which are series of the Investec
Funds, dated April 26, 2001.                                                  2

Financial Statements of the Investec Wired(R) Index Fund , the
Investec Wireless World FundTM, and the Investec internet.comTM
Index Fund, dated December 31, 2000 and June 30, 2001.                        2

    STATEMENT OF ADDITIONAL INFORMATION OF THE REGISTRANT AND OF
                    EACH COMPANY BEING ACQUIRED

      The Statement of Additional Information of the Investec Wired(R) Index Fund (the "Registrant"), the Investec Wireless World FundTM, and the Investec internet.comTM Index Fund (each a "Company Being Acquired"), all of which are series of the Investec Funds, dated April 26, 2001, as filed with the Securities and Exchange Commission on April 26, 2001, pursuant to Rule 485(b) (File No. 33-75340) hereby is incorporated by reference. You may obtain a copy at no cost by writing Investec Funds at 1055 Washington Blvd., 3rd Floor, Stamford, CT 06901 or by calling toll free 1-800-915-6565.


    FINANCIAL STATEMENTS OF THE REGISTRANT AND OF EACH COMPANY BEING ACQUIRED

      The audited and unaudited Financial Statements of the Investec Wired(R) Index Fund (the "Registrant"), the Investec Wireless World FundTM, and the Investec internet.comTM Index Fund (each a "Company Being Acquired"), all of which are series of the Investec Funds, are incorporated by reference to the Annual Report and Semi-Annual Report of the Investec Funds (File No. 33-75340) dated December 31, 2000 and June 30, 2001, respectively. You may obtain copies at no cost by writing Investec Funds at 1055 Washington Blvd., 3rd Floor, Stamford, CT 06901 or by calling toll free 1-800-915-6565.

      The following unaudited pro forma financial information combines the Schedules of Portfolio Investments, the Statements of Assets and Liabilities, and the Statements of Operations, as of September 30, 2001, of the Investec Wireless World Fund(TM), Investec Internet.com(TM) Index Fund and the Investec Wired(R) Index Fund to reflect the reorganization of the Investec Wireless World Fund(TM) and the Investec Internet.com(TM) Index Fund into the Investec Wired(R) Index Fund. The pro forma financial information shows the expected effect of the reorganization transaction on the Investec Wired(R) Index Fund.

         INVESTEC INTERNET.COMTM INDEX FUND, INVESTEC WIRED(R) INDEX AND
                         INVESTEC WIRELESS WORLD FUNDTM
                  PRO FORMA COMBINING PORTFOLIO OF INVESTMENTS
                               SEPTEMBER 30, 2001
                                   (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                       Shares                                                                                    Value
------------------------------------------------------------------------------------------------------------------------------------
internet.comTM    Wired(R)      Wireless                                                              internet.comTM     Wired(R)
  Index Fund     Index Fund    World FundTM  Pro Forma                                                   Index Fund     Index Fund
 (Historical)   (Historical)   (Historical)   Combined                                                  (Historical)   (Historical)
--------------  ------------   ------------  ---------                                                 -------------  --------------
                                                        Automobile
            -       78,175             -       78,175   DaimlerChrysler AG                             $          -  $ 2,343,687.00
                                                                                                       ------------  --------------

                                                        Banking
            -       41,854             -       41,854   State Street Corp.                                        -       1,904,357
                                                                                                       ------------  --------------

                                                        Biological Research
            -        8,148             -        8,148   Affymetrix, Inc.*                                         -         130,775
            -       50,190             -       50,190   Aventis S.A.                                              -       3,768,767
            -        9,400             -        9,400   INCYTE Pharmaceuticals, Inc.*                             -         128,404
                                                                                                      -------------  --------------
                                                                                                                  -       4,027,946
                                                                                                      -------------  --------------
                                                        Biopharmaceuticals
            -       28,400             -       28,400   Millennium Pharmaceuticals, Inc.*                         -         504,384
                                                                                                      -------------  --------------

                                                        Business & Information Services
            -            -        30,820       30,820   Accenture Ltd.                                            -               -
                                                                                                      -------------  --------------

                                                        Communication Services
            -       29,200             -       29,200   WPP Group Plc                                             -       1,076,677
                                                                                                      -------------  --------------

                                                        Computer Equipment
            -            -        94,250       94,250   Asustek Computer, Inc.                                    -               -
       15,490      227,010             -      242,500   Cisco Systems, Inc.*                                188,668       2,764,982
            -            -        44,700       44,700   M-Systems Flash Disk Pioneers, Ltd.                       -               -
            -            -       236,679      236,679   Parthus Technologies Plc                                  -               -
                                                                                                      -------------  --------------
                                                                                                            188,668       2,764,982
                                                                                                      -------------  --------------
                                                        Computer Services
            -            -         6,500        6,500   Electronic Data Systems Corp.                             -               -
            -            -        21,300       21,300   Logica Plc                                                -               -
                                                                                                      -------------  --------------
                                                                                                                  -               -
                                                                                                      -------------  --------------
                                                        Computer Storage Devices
            -       96,366             -       96,366   Emc Corp./Mass*                                           -       1,132,301
                                                                                                      -------------  --------------

                                                        Computers
            -            -         2,700        2,700   International Business Machines Corp.                     -               -
       17,910      225,180             -      243,090   Sun Microsystems, Inc.*                             148,116       1,862,239
                                                                                                      -------------  --------------
                                                                                                            148,116       1,862,239
                                                                                                      -------------  --------------
                                                        Consumer Electronics
            -       50,338             -       50,338   Sony Corp.                                                -       1,671,222
                                                                                                      -------------  --------------

---------------------------------------------------------------------------------------------
                                                             Value
---------------------------------------------------------------------------------------------
                                              Wireless
                                            World FundTM      Pro Forma          Pro Forma
                                            (Historical)       Adjust            Combined
                                            ------------    ------------     ---------------
Automobile
DaimlerChrysler AG                          $          -    $          -      $ 2,343,687.00
                                            ------------    ------------      --------------

Banking
State Street Corp.                                     -               -           1,904,357
                                            ------------    ------------      --------------

Biological Research
Affymetrix, Inc.*                                      -               -             130,775
Aventis S.A.                                           -               -           3,768,767
INCYTE Pharmaceuticals, Inc.*                          -               -             128,404
                                            ------------    ------------      --------------
                                                       -               -           4,027,946
                                            ------------    ------------      --------------
Biopharmaceuticals
Millennium Pharmaceuticals, Inc.*                      -               -             504,384
                                            ------------    ------------      --------------

Business & Information Services
Accenture Ltd.                                   392,955        (392,955)                  -
                                            ------------    ------------      --------------

Communication Services
WPP Group Plc                                          -               -           1,076,677
                                            ------------    ------------      --------------

Computer Equipment
Asustek Computer, Inc.                           282,665        (282,665)                  -
Cisco Systems, Inc.*                                   -               -           2,953,650
M-Systems Flash Disk Pioneers, Ltd.              189,081        (189,081)                  -
Parthus Technologies Plc                          70,454         (70,454)                  -
                                            ------------    ------------      --------------
                                                 542,200        (542,200)          2,953,650
                                            ------------    ------------      --------------
Computer Services
Electronic Data Systems Corp.                    374,270        (374,270)                  -
Logica Plc                                       211,349        (211,349)                  -
                                            ------------    ------------      --------------
                                                 585,619        (585,619)                  -
                                            ------------    ------------      --------------
Computer Storage Devices
Emc Corp./Mass*                                        -               -           1,132,301
                                            ------------    ------------      --------------

Computers
International Business Machines Corp.            249,210        (249,210)                  -
Sun Microsystems, Inc.*                                -               -           2,010,355
                                            ------------    ------------      --------------
                                                 249,210        (249,210)          2,010,355
                                            ------------    ------------      --------------
Consumer Electronics
Sony Corp.                                             -               -           1,671,222
                                            ------------    ------------      --------------

------------------------------------------------------------------------------------------------------------------------------------
                       Shares                                                                                   Value
------------------------------------------------------------------------------------------------------------------------------------
internet.comTM    Wired(R)      Wireless                                                              internet.comTM     Wired(R)
  Index Fund     Index Fund    World FundTM  Pro Forma                                                   Index Fund     Index Fund
 (Historical)   (Historical)   (Historical)   Combined                                                  (Historical)   (Historical)
--------------  ------------   ------------  ---------                                                --------------  --------------
                                                        Consulting Services
        9,140            -             -        9,140   Sapient Corp.                                        35,189               -
        3,330            -             -        3,330   Wireless Facilities, Inc.                            14,885               -
                                                                                                      -------------  --------------
                                                                                                             50,074               -
                                                                                                      -------------  --------------
                                                        Electronics Manufacturing
            -            -         8,700        8,700   ASM International, N.V.                                   -               -
            -       60,530             -       60,530   Flextronics International Ltd.*                           -       1,001,166
            -            -        15,300       15,300   Intersil Holding Corp.                                    -               -
            -            -        14,900       14,900   Philips Electronics N.V.                                  -               -
            -            -        10,010       10,010   Samsung Electronics                                       -               -
                                                                                                      -------------  --------------
                                                                                                                  -       1,001,166
                                                                                                      -------------  --------------

                                                        Energy / Petroleum
            -       61,410             -       61,410   Enron Corp.                                               -       1,672,194
                                                                                                      -------------  --------------

                                                        Entertainment
            -      126,945             -      126,945   Walt Disney Co.                                           -       2,363,716
                                                                                                      -------------  --------------

                                                        E-Tailers and E-Commerce
       20,120            -             -       20,120   Amazon.com, Inc.                                    120,116               -
                                                                                                      -------------  --------------

                                                        Financial Services
            -      177,163             -      177,163   Charles Schwab & Co., Inc.                                -       2,037,375
            -       50,682         6,300       56,982   First Data Corp.                                          -       2,952,733
                                                                                                      -------------  --------------
                                                                                                                  -       4,990,108
                                                                                                      -------------  --------------
                                                        Holding Offices
            -            -        76,860       76,860   Nordic Baltic Holding (NBH) AB                            -               -
                                                                                                      -------------  --------------

                                                        Hotel Management                                          -               -
            -       31,353             -       31,353   Marriott International, Inc. - Class A                    -       1,047,190
                                                                                                      -------------  --------------
                                                                                                                  -       1,047,190
                                                                                                      -------------  --------------
                                                        Industry Machinery
            -       70,682             -       70,682   Applied Materials, Inc.*                                  -       2,010,196
                                                                                                      -------------  --------------

                                                        Insurance
            -       47,115             -       47,115   American International Group, Inc.                        -      3,674,970
                                                                                                      -------------  --------------

                                                        Internet Content
       26,070            -             -       26,070   CMGI, Inc.                                           26,070               -
       10,260            -             -       10,260   CNET, Inc.                                           44,118               -
        9,900            -             -        9,900   Doubleclick, Inc.                                    56,430               -
        8,140            -             -        8,140   HomeStore.com, Inc.                                  62,271               -
       24,620            -             -       24,620   InfoSpace, Inc.                                      36,438               -
        9,560            -             -        9,560   Inktomi Corp.                                        26,194               -
        2,250            -             -        2,250   Multex.com, Inc.                                      4,658               -
        4,450            -             -        4,450   S1 Corp.                                             37,647               -
                                                                                                      -------------  --------------
                                                                                                            293,826               -
                                                                                                      -------------  --------------

-----------------------------------------------------------------------------------------
                                                         Value
-----------------------------------------------------------------------------------------
                                             Wireless
                                           World FundTM      Pro Forma          Pro Forma
                                           (Historical)       Adjust            Combined
                                           -----------    ------------        -----------
Consulting Services
Sapient Corp.                                        -           (35,189)               -
Wireless Facilities, Inc.                            -           (14,885)               -
                                           -----------      ------------      -----------
                                                     -           (50,074)               -
                                           -----------      ------------      -----------
Electronics Manufacturing
ASM International, N.V.                        100,050          (100,050)               -
Flextronics International Ltd.*                      -                  -       1,001,166
Intersil Holding Corp.                         427,176          (427,176)               -
Philips Electronics N.V.                       288,854          (288,854)               -
Samsung Electronics                            589,589          (589,589)               -
                                           -----------      ------------      -----------
                                             1,405,669        (1,405,669)       1,001,166
                                           -----------      ------------      -----------

Energy / Petroleum
Enron Corp.                                          -                 -        1,672,194
                                           -----------      ------------      -----------

Entertainment
Walt Disney Co.                                      -                 -        2,363,716
                                           -----------      ------------      -----------

E-Tailers and E-Commerce
Amazon.com, Inc.                                     -          (120,116)               -
                                           -----------      ------------      -----------

Financial Services
Charles Schwab & Co., Inc.                           -                 -        2,037,375
First Data Corp.                               367,038                 -        3,319,771
                                           -----------      ------------      -----------
                                               367,038                 -        5,357,146
                                           -----------      ------------      -----------
Holding Offices
Nordic Baltic Holding (NBH) AB                 374,340          (374,340)               -
                                           -----------      ------------      -----------

Hotel Management                                                       -                -
Marriott International, Inc. - Class A               -                 -        1,047,190
                                           -----------      ------------      -----------
                                                     -                 -        1,047,190
                                           -----------      ------------      -----------
Industry Machinery
Applied Materials, Inc.*                             -                 -        2,010,196
                                           -----------      ------------      -----------

Insurance
American International Group, Inc.                  -                  -        3,674,970
                                           -----------      ------------      -----------

Internet Content
CMGI, Inc.                                           -           (26,070)               -
CNET, Inc.                                           -           (44,118)               -
Doubleclick, Inc.                                    -           (56,430)               -
HomeStore.com, Inc.                                  -           (62,271)               -
InfoSpace, Inc.                                      -           (36,438)               -
Inktomi Corp.                                        -           (26,194)               -
Multex.com, Inc.                                     -            (4,658)               -
S1 Corp.                                             -           (37,647)               -
                                           -----------      ------------      -----------
                                                     -          (293,826)               -
                                           -----------      ------------      -----------

------------------------------------------------------------------------------------------------------------------------------------
                       Shares                                                                                   Value
------------------------------------------------------------------------------------------------------------------------------------
internet.comTM    Wired(R)      Wireless                                                              internet.comTM     Wired(R)
  Index Fund     Index Fund    World FundTM  Pro Forma                                                   Index Fund     Index Fund
 (Historical)   (Historical)   (Historical)   Combined                                                  (Historical)   (Historical)
--------------  ------------   ------------  ---------                                                --------------  --------------
                                                        Internet Enablers
       19,150            -             -       19,150   Ariba, Inc.                                          35,619               -
        6,600            -             -        6,600   Broadcom Corp.                                      133,980               -
       15,090            -             -       15,090   Commerce One, Inc.                                   37,121               -
        9,040            -             -        9,040   Juniper Networks, Inc.                               87,688               -
        4,700            -             -        4,700   net2Phone, Inc.                                      14,241               -
                                                                                                      -------------  --------------
                                                                                                            308,649               -
                                                                                                      -------------  --------------
                                                        Internet / New Media
       14,150            -             -       14,150   Ameritrade Holding Corp. - Class A                   56,741               -
        5,320       76,594             -       81,914   AOL Time Warner, Inc.*                              176,092       2,535,261
       23,940            -             -       23,940   E*trade Group, Inc.                                 144,837               -
        4,110       34,400             -       38,510   eBay, Inc.*                                         188,032       1,573,800
        4,290            -             -        4,290   GOTO.com, Inc.                                       53,196               -
        4,240            -             -        4,240   Hotel Reservations Network, Inc.                     96,418               -
       10,600            -             -       10,600   Ticketmaster Online - CitySearch, Inc.              109,710               -
       14,070       71,578             -       85,648   Yahoo!, Inc.*                                       123,957         630,602
                                                                                                      -------------  --------------
                                                                                                            948,983       4,739,663
                                                                                                      -------------  --------------
                                                        Internet Search/Portals
       37,050            -             -       37,050   Terra Networks S.A., ADR                            188,585               -
                                                                                                      -------------  --------------

                                                        Internet Security
        5,560            -        10,300       15,860   Check Point Software Technologies Ltd.              122,431               -
        3,520            -             -        3,520   Internet Security Systems, Inc.                      32,067               -
       12,160            -             -       12,160   RealNetworks, Inc.                                   59,098               -
        4,690            -             -        4,690   VeriSign, Inc.                                      196,511               -
                                                                                                      -------------  --------------
                                                                                                            410,107               -
                                                                                                      -------------  -------------
                                                        Internet Services
       41,580            -             -       41,580   Asia Global Crossing Ltd.                            93,555               -
                                                                                                      -------------  -------------

                                                        Media                                                     -               -
            -       66,612             -       66,612   News Corp. Cayman ADR                                     -       1,605,349
            -       30,541             -       30,541   Reuters Group - Sponsored ADR                             -       1,595,767
                                                                                                      -------------  --------------
                                                                                                                  -       3,201,116
                                                                                                      -------------  --------------
                                                        Oil & Gas Services
            -       58,386             -       58,386   Schlumberger Ltd.                                         -       2,668,240
                                                                                                      -------------  --------------

                                                        Pharmaceuticals
            -       72,286             -       72,286   GlaxoSmithKline Plc*                                      -       4,056,690
                                                                                                      -------------  --------------

                                                        Retail
            -       74,560             -       74,560   Wal-Mart Stores, Inc.                                     -       3,690,720
                                                                                                      -------------  --------------

                                                        Semiconductors
            -            -        14,850       14,850   Infineon Technologies AG                                  -               -
            -      124,580             -      124,580   Intel Corp.                                               -       2,540,186
            -            -         2,500       2,500    Kla-Tencor Corp.                                          -               -
            -            -        20,802       20,802   Perlos Oyj                                                -               -
            -            -       145,000      145,000   Taiwan Semiconductor Manufacturing Co. Ltd.               -               -
                                                                                                      -------------  --------------
                                                                                                                  -       2,540,186
                                                                                                      -------------  --------------
---------------------------------------------------------------------------------------------
                                                            Value
---------------------------------------------------------------------------------------------
                                               Wireless
                                             World FundTM      Pro Forma           Pro Forma
                                             (Historical)       Adjust             Combined
                                             -----------    ------------        -------------
 Internet Enablers
 Ariba, Inc.                                           -         (35,619)                   -
 Broadcom Corp.                                        -        (133,980)                   -
 Commerce One, Inc.                                    -         (37,121)                   -
 Juniper Networks, Inc.                                -         (87,688)                   -
 net2Phone, Inc.                                       -         (14,241)                   -
                                              ----------    ------------        -------------
                                                       -        (308,649)                   -
                                              ----------    ------------        -------------
 Internet / New Media
 Ameritrade Holding Corp. - Class A                    -         (56,741)                   -
 AOL Time Warner, Inc.*                                -               -            2,711,353
 E*trade Group, Inc.                                   -        (144,837)                   -
 eBay, Inc.*                                           -               -            1,761,832
 GOTO.com, Inc.                                        -         (53,196)                   -
 Hotel Reservations Network, Inc.                      -         (96,418)                   -
 Ticketmaster Online - CitySearch, Inc.                -        (109,710)                   -
 Yahoo!, Inc.*                                         -               -              754,559
                                              ----------    ------------        -------------
                                                       -        (460,902)           5,227,744
                                              ----------    ------------        -------------
 Internet Search/Portals
 Terra Networks S.A., ADR                              -        (188,585)                   -
                                              ----------    ------------        -------------

 Internet Security
 Check Point Software Technologies Ltd.          226,806        (349,237)                   -
 Internet Security Systems, Inc.                       -         (32,067)                   -
 RealNetworks, Inc.                                    -         (59,098)                   -
 VeriSign, Inc.                                        -        (196,511)                   -
                                              ----------    ------------        -------------
                                                 226,806        (636,913)                   -
                                              ----------    ------------        -------------
 Internet Services
 Asia Global Crossing Ltd.                                       (93,555)                   -
                                              ----------    ------------        -------------

 Media                                                 -               -                    -
 News Corp. Cayman ADR                                 -               -            1,605,349
 Reuters Group - Sponsored ADR                         -               -            1,595,767
                                              ----------    ------------        -------------
                                                       -               -            3,201,116
                                              ----------    ------------        -------------
 Oil & Gas Services
 Schlumberger Ltd.                                     -               -            2,668,240
                                              ----------    ------------        -------------

 Pharmaceuticals
 GlaxoSmithKline Plc*                                  -               -            4,056,690
                                              ----------    ------------        -------------

 Retail
 Wal-Mart Stores, Inc.                                 -               -            3,690,720
                                              ----------    ------------        -------------

 Semiconductors
 Infineon Technologies AG                        181,381        (181,381)                   -
 Intel Corp.                                           -               -            2,540,186
 Kla-Tencor Corp.                                 78,950         (78,950)                   -
 Perlos Oyj                                      159,037        (159,037)                   -
 Taiwan Semiconductor Manufacturing Co. Ltd.     196,219        (196,219)                   -
                                              ----------    ------------        -------------
                                                 615,587        (615,587)           2,540,186
                                              ----------    ------------        -------------

------------------------------------------------------------------------------------------------------------------------------------
                       Shares                                                                                   Value
------------------------------------------------------------------------------------------------------------------------------------
internet.comTM    Wired(R)      Wireless                                                              internet.comTM     Wired(R)
  Index Fund     Index Fund    World FundTM  Pro Forma                                                   Index Fund     Index Fund
 (Historical)   (Historical)   (Historical)   Combined                                                  (Historical)   (Historical)
--------------  ------------   ------------  ---------                                                --------------  --------------
                                                        Software
            -            -         8,900        8,900   Amdocs, Ltd.                                              -               -
        4,760            -             -        4,760   Art Technology Group, Inc.                            3,332               -
       26,670            -             -       26,670   At Home Corp.                                         4,001               -
            -            -         8,600        8,600   BEA Systems, Inc.                                         -               -
       20,840       31,200             -       52,040   BroadVision, Inc.*                                   18,964          28,392
        9,810            -             -        9,810   EarthLink, Inc.                                     149,406               -
       40,380            -             -       40,380   Exodus Communications, Inc.                           7,067               -
       14,430       51,800             -       66,230   i2 Technologies, Inc.*                               49,639         178,192
        7,790            -             -        7,790   Liberate Technologies, Inc.                          77,588               -
            -       57,044             -       57,044   Microsoft Corp.*                                          -       2,918,941
        2,290            -             -        2,290   Netegrity, Inc.                                      19,625               -
            -            -         5,000        5,000   Nvidia Corp                                               -               -
        8,110            -             -        8,11O   penwave Systems, Inc.                               103,403               -
            -      238,870             -      238,870   Oracle Corp.*                                             -       3,004,985
            -       33,905             -       33,905   Parametric Technology Corp.*                              -         175,967
            -            -         8,100        8,100   Peoplesoft, Inc.                                          -               -
       13,220            -             -       13,220   Portal Software, Inc.                                19,698               -
       12,660            -             -       12,660   Red Hat, Inc.                                        44,310               -
        5,850            -             -        5,850   Research In Motion Ltd.                              94,068               -
        4,290            -             -        4,290   RSA Security, Inc.                                   57,743               -
       20,460            -             -       20,460   Sycamore Networks, Inc.                              71,201               -
            -            -         5,400        5,400   THQ, Inc.                                                 -               -
       14,880            -             -       14,880   TIBCO Software, Inc.                                109,219               -
       31,000            -             -       31,000   Ulticom, Inc.                                        25,048               -
       18,610            -             -       18,610   Vignette Corp.                                       65,879               -
                                                                                                      -------------  --------------
                                                                                                            920,191       6,306,477
                                                                                                      -------------  --------------
                                                        Specialty Steel
            -       10,141             -       10,141   Nucor Corp.                                               -         402,598
                                                                                                      -------------  --------------

                                                        Telecommunications
            -            -        21,700       21,700   AT&T Wireless Services, Inc.                              -               -
            -            -        17,300       17,300   Motorola, Inc.                                            -               -
            -            -            35                NTT DoCoMo, Inc.                                          -               -
            -       94,618             -       94,618   Qwest Communications International*                       -       1,580,121
            -            -         9,100        9,100   SBC Communications, Inc.                                  -               -
            -            -        39,760       39,760   TTI Team Telecom International Ltd.                       -               -
            -            -        20,400       20,400   Utstarcom, Inc.                                           -               -
                                                                                                      -------------  --------------
                                                                                                                  -       1,580,121
                                                                                                      -------------  --------------
                                                        Telecommunications - Equipment
            -      164,690             -      164,690   JDS Uniphase Corp.*                                       -       1,040,841
                                                                                                      -------------  -------------

                                                        Transportation
            -       38,144             -       38,144   FedEx Corp.*                                              -       1,401,792
            -       16,810             -       16,810   Sabre Holdings Corp.*                                     -         449,499
                                                                                                      -------------  --------------
                                                                                                                  -       1,851,291
                                                                                                      -------------  --------------

------------------------------------------------------------------------------------------------------
                                                                     Value
------------------------------------------------------------------------------------------------------
                                                    Wireless
                                                  World FundTM       Pro Forma             Pro Forma
                                                  (Historical)         Adjust               Combined
                                                   -----------      ------------         -------------
Software
Amdocs, Ltd.                                           237,185          (237,185)                   -
Art Technology Group, Inc.                                   -            (3,332)                   -
At Home Corp.                                                -            (4,001)                   -
BEA Systems, Inc.                                       82,474           (82,474)                   -
BroadVision, Inc.*                                           -           (18,964)              28,392
EarthLink, Inc.                                              -          (149,406)                   -
Exodus Communications, Inc.                                  -            (7,067)                   -
i2 Technologies, Inc.*                                       -                 -              227,831
Liberate Technologies, Inc.                                  -           (77,588)                   -
Microsoft Corp.*                                             -                 -            2,918,941
Netegrity, Inc.                                              -           (19,625)                   -
Nvidia Corp                                            137,350          (137,350)                   -
penwave Systems, Inc.                                        -          (103,403)                   -
Oracle Corp.*                                                -                 -            3,004,985
Parametric Technology Corp.*                                 -                 -              175,967
Peoplesoft, Inc.                                       146,124          (146,124)                   -
Portal Software, Inc.                                        -           (19,698)                   -
Red Hat, Inc.                                                -           (44,310)                   -
Research In Motion Ltd.                                      -           (94,068)                   -
RSA Security, Inc.                                           -           (57,743)                   -
Sycamore Networks, Inc.                                      -           (71,201)                   -
THQ, Inc.                                              233,010          (233,010)                   -
TIBCO Software, Inc.                                         -          (109,219)                   -
Ulticom, Inc.                                                -           (25,048)                   -
Vignette Corp.                                               -           (65,879)                   -
                                                   -----------       -----------          -----------
                                                       836,143        (1,706,695)           6,356,116
                                                   -----------       -----------          -----------
Specialty Steel
Nucor Corp.                                                  -                 -              402,598
                                                   -----------       -----------          -----------

Telecommunications
AT&T Wireless Services, Inc.                           324,198          (324,198)                   -
Motorola, Inc.                                         269,880          (269,880)                   -
NTT DoCoMo, Inc.                                       473,052          (473,052)                   -
Qwest Communications International*                          -                 -            1,580,121
SBC Communications, Inc.                               428,792          (428,792)                   -
TTI Team Telecom International Ltd.                    475,132          (475,132)                   -
Utstarcom, Inc.                                        331,500          (331,500)                   -
                                                   -----------       -----------          -----------
                                                     2,302,554        (2,302,554)           1,580,121
                                                   -----------       -----------          -----------
Telecommunications - Equipment
JDS Uniphase Corp.*                                          -                 -            1,040,841
                                                   -----------       -----------          -----------

Transportation
FedEx Corp.*                                                 -                 -            1,401,792
Sabre Holdings Corp.*                                        -                 -              449,499
                                                   -----------       -----------          -----------
                                                             -                 -            1,851,291
                                                   -----------       -----------          -----------

------------------------------------------------------------------------------------------------------------------------------------
                       Shares                                                                                   Value
------------------------------------------------------------------------------------------------------------------------------------
internet.comTM    Wired(R)      Wireless                                                              internet.comTM     Wired(R)
  Index Fund     Index Fund    World FundTM  Pro Forma                                                   Index Fund     Index Fund
 (Historical)   (Historical)   (Historical)   Combined                                                  (Historical)   (Historical)
--------------  ------------   ------------  ---------                                                --------------  --------------
                                                        Wireless Communication Equipment
            -      112,762        31,080      143,842   Nokia OYJ                                                 -       1,764,725
            -            -         5,100        5,100   QUALCOM, Inc.                                             -               -
       43,010            -             -       43,010   Palm, Inc.                                           62,795               -
            -            -        10,800       10,800   Sprint Corp. (PCS Group)                                  -               -
            -            -         5,900        5,900   Tekelec                                                   -               -
            -            -         9,910        9,910   Verizon Communications                                    -               -
            -      127,680       175,480      303,160   Vodafone AirTouch Public Ltd.                             -       2,803,853
                                                                                                      -------------  --------------
                                                                                                             62,795       4,568,578
                                                                                                      -------------  --------------

                                                        Total Common Stocks
                                                          (cost $11,531,779, $99,911,189
                                                             and $15,364,473, respectively)               3,733,665      70,693,856
                                                                                                      -------------  --------------

                                                        Total Investments in Securities
                                                          (cost $11,531,779, $99,911,189
                                                             and $15,364,473, respectively+)              3,733,665      70,693,856
                                                        Other Assets less Liabilities                        12,711            (765
                                                                                                      -------------  --------------
                                                        Net Assets                                      $ 3,746,376  $   70,693,091
                                                                                                      =============  =============

                                                        + Cost for Federal income tax purposes
                                                          is the same.
                                                        Net unrealized appreciation (depreciation)
                                                          consists of:
                                                        Gross unrealized appreciation                     $ 169,760  $    4,292,313
                                                        Gross unrealized depreciation                    (7,967,873)    (33,509,646
                                                                                                       ------------  --------------
                                                        Net unrealized depreciation                    $ (7,798,113) $  (29,217,333
                                                                                                       ============  ==============

------------------------------------------------------------------------------------------------------
                                                                     Value
------------------------------------------------------------------------------------------------------
                                                    Wireless
                                                  World FundTM       Pro Forma             Pro Forma
                                                  (Historical)         Adjust               Combined
                                                ------------       -------------         ------------
 Wireless Communication Equipment
 Nokia OYJ                                           507,760                   -            2,272,485
 QUALCOM, Inc.                                       242,454            (242,454)                   -
 Palm, Inc.                                                -             (62,795)                   -
 Sprint Corp. (PCS Group)                            283,932            (283,932)                   -
 Tekelec                                              77,703             (77,703)                   -
 Verizon Communications                              536,230            (536,230)                   -
 Vodafone AirTouch Public Ltd.                       386,934                   -            3,190,787
                                                ------------       -------------         ------------
                                                   2,035,013          (1,203,114)           5,463,272
                                                ------------       -------------         ------------

 Total Common Stocks
   (cost $11,531,779, $99,911,189
      and $15,364,473, respectively)               9,933,134         (11,530,563)          72,830,092
                                                ------------       -------------         ------------

 Total Investments in Securities
   (cost $11,531,779, $99,911,189
      and $15,364,473, respectively+)              9,933,134         (11,530,563)          72,830,092
 Other Assets less Liabilities                       350,264             187,626              549,836
                                                ------------       -------------         ------------
 Net Assets                                     $ 10,283,398       $ (11,342,937)        $ 73,379,928
                                                ============       =============         ============

 + Cost for Federal income tax purposes
   is the same.
 Net unrealized appreciation (depreciation)
   consists of:
 Gross unrealized appreciation                      $ 84,525          $ (206,654)         $ 4,339,944
 Gross unrealized depreciation                    (5,515,864)         10,680,997          (36,312,386)
                                                ------------       -------------         ------------
 Net unrealized depreciation                    $ (5,431,339)       $ 10,474,343        $ (31,972,442)
                                                ============       =============         ============


*  Non-income producing security.
Adjustments represent securities to be sold in connection with the reorganization.

      See accompanying Notes to Pro Forma Combining Financial Statements.



                       INVESTEC INTERNET.COMTM INDEX FUND,
                        INVESTEC WIRED(R) INDEX FUND AND
                         INVESTEC WIRELESS WORLD FUNDTM
             PRO FORMA COMBINING STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2001
                                   (UNAUDITED)


                                              internet.com(TM)   Wired(R)      Wireless
                                                Index Fund      Index Fund    World Fund(TM)   Pro Forma     Pro Forma
                                                (Historical     (Historical)   (Historical)      Adjust       Combined
                                                -----------     ------------   ------------      ------       --------

ASSETS

Investments in securities, at cost (Note 2)     $11,531,779    $99,911,189     $15,364,473   ($22,004,906) $104,802,535
                                                 ==========     ==========      ==========    ===========   ===========
Investments in securities, at value (Note 2)     $3,733,665    $70,693,856      $9,933,134   ($11,530,563)  $72,830,092
Cash                                                 38,985         40,290         438,999              -       518,274
Receivables:
  Securities sold                                         -              -               -              -             -
  Fund shares sold                                    6,400          1,732           7,500              -        15,632
  Dividends and interest                                 36         55,313           1,886              -        57,235
  Due from advisor (Note 2)                           1,253              -               -         98,442        99,695
  Prepaid expenses and other assets                   8,179          4,711          15,860              -        28,750
                                                  ---------      ---------      ----------     ----------    ----------
           Total assets                            3,788,518     70,795,902     10,397,379    (11,432,121)   73,549,678
                                                  ---------      ---------      ----------     ----------    ----------
LIABILITIES
Cash overdraft                                            -              -               -              -             -
Payables:
  Securities purchased                                    -              -          53,310              -        53,310
  Fund shares redeemed                                    -              -           1,130              -         1,130
  Due to advisor (Note 2)                                 -          1,702             550           (550)        1,702
Accrued expenses (Note 2)                            40,216         95,322          57,699        (88,634)      104,603
Deferred trustees' compensation                       1,926          5,787           1,292              -         9,005
                                                  ---------      ---------      ----------     ----------    ----------
           Total liabilities                         42,142        102,811         113,981        (89,184)      169,750
                                                  ---------      ---------      ----------     ----------    ----------

NET ASSETS                                       $3,746,376    $70,693,091     $10,283,398   ($11,342,937)  $73,379,928
                                                  =========     ==========      ==========     ==========    ==========
Number of shares issued and outstanding
  (unlimited shares authorized no par value)      1,340,976      6,556,164       2,893,789     (3,983,886)    6,807,043
                                                  =========     ==========      ==========     ==========    ==========

Net asset value per share                             $2.79         $10.78           $3.55                       $10.78
                                                  =========     ==========      ==========                   ==========
COMPONENTS OF NET ASSETS
  Paid-in capital                               $29,070,766   $122,298,803     $40,107,883             $0  $191,477,452
  Accumulated net investment income (loss)          (96,130)      (669,645)       (285,212)       187,626      (863,361)
  Accumulated net realized loss on investments  (17,430,147)   (21,718,734)    (24,108,209)   (22,004,906)  (85,261,996)
  Net unrealized appreciation (depreciation) on:
    Investments                                  (7,798,113)   (29,217,333)     (5,431,339)    10,474,343   (31,972,442)
                                                 ----------     ----------      ----------     ----------    ----------
    Foreign currency                                      -              -             275              -           275
                                                 ----------     ----------      ----------     ----------    ----------
      Net assets                                 $3,746,376    $70,693,091     $10,283,398   ($11,342,937)  $73,379,928
                                                  =========     ==========      ==========     ==========    ==========


See accompanying Notes to Pro Forma Combining Financial Statements.


                       INVESTEC INTERNET.COMTM INDEX FUND,
                        INVESTEC WIRED(R) INDEX FUND AND
                         INVESTEC WIRELESS WORLD FUNDTM
                   PRO FORMA COMBINING STATEMENT OF OPERATIONS
                               SEPTEMBER 30, 2001
                                   (UNAUDITED)

                                              internet.com(TM)   Wired(R)      Wireless
                                                Index Fund      Index Fund    World Fund(TM)   Pro Forma     Pro Forma
                                                (Historical     (Historical)   (Historical)      Adjust       Combined
                                                -----------     ------------   ------------      ------       --------

INVESTMENT INCOME
  Income
    Dividends +                                          $0       $543,167         $64,916             $0      $608,083
    Interest                                            677          3,140          15,550              -        19,367
                                                  ---------    -----------      ----------     ----------    ----------
      Total income                                      677        546,307          80,466              -       627,450
                                                  ---------    -----------      ----------     ----------    ----------
  Expenses
    Advisory fees (Note 2)                           64,379        785,848         131,887        (12,679)      969,435
    Fund accounting fees (Note 2)                    32,794         38,547          31,496        (64,290)       38,547
    Transfer agent fees                              47,094        152,232          81,180              -       280,506
    Custody fees                                     21,411         63,257          14,563              -        99,231
    Administration fees                              14,850         45,127          14,845              -        74,822
    Audit fees (Note 2)                              11,505         18,640          12,839        (24,344)       18,640
    Registration expense                             16,977         19,693          25,187              -        61,857
    Reports to shareholders                          16,337         47,748          31,953              -        96,038
    Legal fees                                       13,634         47,060           8,704              -        69,398
    Trustee fees                                      6,944         16,597           6,759              -        30,300
    Insurance expense                                 1,231          8,690           1,636              -        11,557
    Interest expense                                  2,046         12,915             466              -        15,427
    Miscellaneous                                     2,712         19,518           4,163              -        26,393
                                                  ---------    -----------      ----------     ----------    ----------
       Total expenses                               251,914      1,275,872         365,678       (101,313)    1,792,151
       Less: fees waived and expenses absorbed
         (Note 2)                                  (155,107)       (59,920)              -        (86,313)     (301,340)
                                                  ---------    -----------      ----------     ----------    ----------
       Net expenses                                  96,807      1,215,952         365,678       (187,626)    1,490,811
                                                  ---------    -----------      ----------     ----------    ----------
             Net investment income (loss)           (96,130)      (669,645)       (285,212)       187,626      (863,361)
                                                  ---------     ----------      ----------     ----------    ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on investments (Note 2)     (10,370,210)   (18,405,642)    (16,773,503)   (22,004,906)  (67,554,261)
  Net realized loss on foreign currency                   -              -         (23,012)             -       (23,012)
  Net unrealized appreciation (depreciation) on:
    Investments (Note 2)                            673,234    (37,937,284)      3,946,896     10,474,343   (22,842,811)
    Foreign currency                                      -              -          (3,072)             -        (3,072)
                                                 ----------    -----------     -----------     ----------    ----------
       Net realized and unrealized loss on
             investments                         (9,696,976)   (56,342,926)    (12,852,691)   (11,530,563)  (90,423,156)
                                                 ----------    -----------     -----------     ----------    ----------
           Net increase (decrease) in net assets __________    ___________     ___________    ___________   ___________

             resulting from operations          ($9,793,106)  ($57,012,571)   ($13,137,903)  ($11,342,937) ($91,286,517)
                                                 ==========    ===========     ===========    ===========   ===========

+ Net of foreign tax withheld of $30,135 for the Wired(R) Index Fund and $6,129 for the Wireless World FundTM.

See accompanying Notes to Pro Forma Combining Financial Statements.

INVESTEC FUNDS
NOTES TO PRO FORMA COMBINING FINANCIAL STATEMENT



NOTE 1 - BASIS OF PRO FORMA PRESENTATION

The pro forma combining financial statements and the accompanying pro forma schedules of investments give effect to the proposed Agreements and Plans of Reorganization pursuant to which the Investec internet.comTM Index Fund and the Investec Wireless World FundTM (each a series of the Investec Funds, collectively referred to as the "Acquired Funds") will transfer all of their assets and liabilities to the Investec Wired(R) Index Fund (the "Acquiring Fund"), respectively, in exchange for shares of the corresponding Acquiring Fund. The Investec Wired(R) Index Fund will be the legal and accounting survivor of the reorganizations. The pro forma statements should be read in conjunction with the historical financial statements of the Investec internet.comTM Index Fund, the Investec Wired(R) Index Fund and the Investec Wireless World FundTM included in the Statement of Additional Information.

The costs of the reorganization will be borne by Investec Asset Management U.S. Limited (the "Adviser") and is estimated to be $28,345.

It is contemplated that the reorganizations will be accounted for as a tax-free reorganization of investment companies.

NOTE 2 -  PRO FORMA ADJUSTMENTS

Pro forma adjustments have been made to give effect to each of the following as if the reorganizations had occurred as of the beginning of each period presented:

A - Adjust investment advisory fees to conform with the contractual rates of the Acquiring Fund.

B - Adjust expense waiver/reimbursements to conform with the Acquiring Fund contractual arrangements. The Adviser currently does not reimburse expenses for the Investec Wireless World FundTM. The Adviser is contractually obligated to cap the Investec Wired(R) Index Fund's total annual operating expenses at 1.35% through June 30, 2002.

C - To eliminate Fund Accounting expenses for the Investec internet.comTM Index Fund and the Investec Wireless World FundTM.

D - To eliminate Audit expenses for the Investec internet.comTM Index Fund and the Investec Wireless World FundTM.

E -   Adjust for securities to be sold in connection with reorganization.

                           INVESTEC WIRED(R) INDEX AND
                         INVESTEC WIRELESS WORLD FUNDTM
                  PRO FORMA COMBINING PORTFOLIO OF INVESTMENTS
                               SEPTEMBER 30, 2001
                                   (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                       Shares                                                                      Value
------------------------------------------------------------------------------------------------------------------------------------
  Wired(R)      Wireless                                                   Wired(R)        Wireless
Index Fund    World FundTM  Pro Forma                                     Index Fund     World FundTM     Pro Forma      Pro Forma
(Historical)  (Historical)   Combined                                    (Historical)    (Historical)       Adjust       Combined
-----------   ------------  ---------                                    ------------    ------------    -----------   -------------
                                    Automobile
  78,175             -      78,175  DaimlerChrysler AG                    $  2,343,687   $          -    $         -   $  2,343,687
                                                                          ------------   ------------    -----------   -------------
                                    Banking
  41,854             -      41,854  State Street Corp.                       1,904,357              -              -      1,904,357
                                                                          ------------   ------------    -----------   -------------
                                    Biological Research
   8,148             -       8,148  Affymetrix, Inc.*                          130,775              -              -        130,775
  50,190             -      50,190  Aventis S.A.                             3,768,767              -              -      3,768,767
   9,400             -       9,400  INCYTE Pharmaceuticals, Inc.*              128,404              -              -        128,404
                                                                          ------------   ------------    -----------   -------------
                                                                             4,027,946              -              -      4,027,946
                                                                          ------------   ------------    -----------   -------------
                                    Biopharmaceuticals
  28,400             -      28,400  Millennium Pharmaceuticals, Inc.*          504,384              -              -        504,384
                                                                          ------------   ------------    -----------   -------------
                                    Business & Information Services
       -        30,820      30,820  Accenture Ltd.                                   -        392,955       (392,955)             -
                                                                          ------------   ------------    -----------   -------------
                                    Communication Services
  29,200             -      29,200  WPP Group Plc                            1,076,677              -              -      1,076,677
                                                                          ------------   ------------    -----------   -------------
                                    Computer Equipment
       -        94,250      94,250  Asustek Computer, Inc.                           -        282,665       (282,665)             -
 227,010             -     227,010  Cisco Systems, Inc.*                     2,764,982              -              -      2,764,982
       -        44,700      44,700  M-Systems Flash Disk Pioneers, Ltd.              -        189,081       (189,081)             -
       -       236,679     236,679  Parthus Technologies Plc                         -         70,454        (70,454)             -
                                                                          ------------   ------------    -----------   -------------
                                                                             2,764,982        542,200       (542,200)     2,764,982
                                                                          ------------   ------------    -----------   -------------
                                    Computer Services
       -         6,500       6,500  Electronic Data Systems Corp.                    -        374,270       (374,270)             -
       -        21,300      21,300  Logica Plc                                       -        211,349       (211,349)             -
                                                                          ------------   ------------    -----------   -------------
                                                                                     -        585,619       (585,619)             -
                                                                          ------------   ------------    -----------   -------------

------------------------------------------------------------------------------------------------------------------------------------
                       Shares                                                                      Value
------------------------------------------------------------------------------------------------------------------------------------
  Wired(R)      Wireless                                                   Wired(R)        Wireless
Index Fund    World FundTM  Pro Forma                                     Index Fund     World FundTM     Pro Forma      Pro Forma
(Historical)  (Historical)   Combined                                    (Historical)    (Historical)       Adjust       Combined
-----------   ------------  ---------                                    ------------    ------------    -----------   -------------
                                    Computer Storage Devices
  96,366             -      96,366  Emc Corp./Mass*                          1,132,301              -              -      1,132,301
                                                                          ------------   ------------    -----------   -------------
                                    Computers
       -         2,700       2,700  International Business Machines Corp.            -        249,210       (249,210)             -
 225,180             -     225,180  Sun Microsystems, Inc.*                  1,862,239              -              -      1,862,239
                                                                          ------------   ------------    -----------   -------------
                                                                             1,862,239        249,210       (249,210)     1,862,239
                                                                          ------------   ------------    -----------   -------------
                                    Consumer Electronics
  50,338             -      50,338  Sony Corp.                               1,671,222              -              -      1,671,222
                                                                          ------------   ------------    -----------   -------------
                                    Electronics Manufacturing
       -         8,700       8,700  ASM International, N.V.                          -        100,050       (100,050)             -
  60,530             -      60,530  Flextronics International Ltd.*          1,001,166              -              -      1,001,166
       -        15,300      15,300  Intersil Holding Corp.                           -        427,176       (427,176)             -
       -        14,900      14,900  Philips Electronics N.V.                         -        288,854       (288,854)             -
       -        10,010      10,010  Samsung Electronics                              -        589,589       (589,589)             -
                                                                          ------------   ------------    -----------   -------------
                                                                             1,001,166      1,405,669     (1,405,669)     1,001,166
                                                                          ------------   ------------    -----------   -------------
                                    Energy / Petroleum
  61,410             -      61,410  Enron Corp.                              1,672,194              -              -      1,672,194
                                                                          ------------   ------------    -----------   -------------
                                    Entertainment
 126,945             -     126,945  Walt Disney Co.                          2,363,716              -              -      2,363,716
                                                                          ------------   ------------    -----------   -------------
                                    Financial Services
 177,163             -     177,163  Charles Schwab & Co., Inc.               2,037,375              -              -      2,037,375
  50,682         6,300      56,982  First Data Corp.                         2,952,733        367,038              -      3,319,771
                                                                          ------------   ------------    -----------   -------------
                                                                             4,990,108        367,038              -      5,357,146
                                                                          ------------   ------------    -----------   -------------
                                    Holding Offices
       -        76,860      76,860  Nordic Baltic Holding (NBH) AB                   -        374,340       (374,340)             -
                                                                          ------------   ------------    -----------   -------------
                                    Hotel Management                                 -                             -              -
  31,353             -      31,353  Marriott International, Inc. -
                                      Class A                                1,047,190              -              -      1,047,190
                                                                          ------------   ------------    -----------   -------------
                                                                             1,047,190              -              -      1,047,190
                                                                          ------------   ------------    -----------   -------------
                                    Industry Machinery
  70,682             -      70,682  Applied Materials, Inc.*                 2,010,196              -              -      2,010,196
                                                                          ------------   ------------    -----------   -------------

------------------------------------------------------------------------------------------------------------------------------------
                       Shares                                                                      Value
------------------------------------------------------------------------------------------------------------------------------------
  Wired(R)      Wireless                                                   Wired(R)        Wireless
Index Fund    World FundTM  Pro Forma                                     Index Fund     World FundTM     Pro Forma      Pro Forma
(Historical)  (Historical)   Combined                                    (Historical)    (Historical)       Adjust       Combined
-----------   ------------  ---------                                    ------------    ------------    -----------   -------------
                                    Insurance
  47,115             -      47,115  American International Group, Inc.       3,674,970              -              -      3,674,970
                                                                          ------------   ------------    -----------   -------------
                                    Internet / New Media
  76,594             -      76,594  AOL Time Warner, Inc.*                   2,535,261              -              -      2,535,261
  34,400             -      34,400  eBay, Inc.*                              1,573,800              -              -      1,573,800
  71,578             -      71,578  Yahoo!, Inc.*                              630,602              -              -        630,602
                                                                          ------------   ------------    -----------   -------------
                                                                             4,739,663              -              -      4,739,663
                                                                          ------------   ------------    -----------   -------------
                                    Internet Security
       -        10,300      10,300  Check Point Software Technologies Ltd.           -        226,806       (226,806)             -
                                                                          ------------   ------------    -----------   -------------
                                    Media                                            -              -              -              -
  66,612             -      66,612  News Corp. Cayman ADR                    1,605,349              -              -      1,605,349
  30,541             -      30,541  Reuters Group - Sponsored ADR            1,595,767              -              -      1,595,767
                                                                          ------------   ------------    -----------   -------------
                                                                             3,201,116              -              -      3,201,116
                                                                          ------------   ------------    -----------   -------------
                                    Oil & Gas Services
  58,386             -      58,386  Schlumberger Ltd.                        2,668,240              -              -      2,668,240
                                                                          ------------   ------------    -----------   -------------
                                    Pharmaceuticals
  72,286             -      72,286  GlaxoSmithKline Plc*                     4,056,690              -              -      4,056,690
                                                                          ------------   ------------    -----------   -------------
                                    Retail
  74,560             -      74,560  Wal-Mart Stores, Inc.                    3,690,720              -              -      3,690,720
                                                                          ------------   ------------    -----------   -------------
                                    Semiconductors
       -        14,850      14,850  Infineon Technologies AG                         -        181,381       (181,381)             -
 124,580             -     124,580  Intel Corp.                              2,540,186              -              -      2,540,186
       -         2,500       2,500  Kla-Tencor Corp.                                 -         78,950        (78,950)             -
       -        20,802      20,802  Perlos Oyj                                       -        159,037       (159,037)             -
       -       145,000     145,000  Taiwan Semiconductor Manufacturing
                                      Co. Ltd.                                       -        196,219       (196,219)             -
                                                                          ------------   ------------    -----------   -------------
                                                                             2,540,186        615,587       (615,587)     2,540,186
                                                                          ------------   ------------    -----------   -------------

------------------------------------------------------------------------------------------------------------------------------------
                       Shares                                                                      Value
------------------------------------------------------------------------------------------------------------------------------------
  Wired(R)      Wireless                                                   Wired(R)        Wireless
Index Fund    World FundTM  Pro Forma                                     Index Fund     World FundTM     Pro Forma      Pro Forma
(Historical)  (Historical)   Combined                                    (Historical)    (Historical)       Adjust       Combined
-----------   ------------  ---------                                    ------------    ------------    -----------   -------------
                                    Software
       -         8,900       8,900  Amdocs, Ltd.                                     -        237,185       (237,185)             -
       -         8,600       8,600  BEA Systems, Inc.                                -         82,474        (82,474)             -
  31,200             -      31,200  BroadVision, Inc.*                          28,392              -              -         28,392
  51,800             -      51,800  i2 Technologies, Inc.*                     178,192              -              -        178,192
  57,044             -      57,044  Microsoft Corp.*                         2,918,941              -              -      2,918,941
       -         5,000       5,000  Nvidia Corp                                      -        137,350       (137,350)             -
 238,870             -     238,870  Oracle Corp.*                            3,004,985              -              -      3,004,985
  33,905             -      33,905  Parametric Technology Corp.*               175,967              -              -        175,967
       -         8,100       8,100  Peoplesoft, Inc.                                 -        146,124       (146,124)             -
       -         5,400       5,400  THQ, Inc.                                        -        233,010       (233,010)             -
                                                                          ------------   ------------    -----------   -------------
                                                                             6,306,477        836,143       (836,143)     6,306,477
                                                                          ------------   ------------    -----------   -------------
                                    Specialty Steel
  10,141             -      10,141  Nucor Corp.                                402,598              -              -        402,598
                                                                          ------------   ------------    -----------   -------------
                                    Telecommunications
       -        21,700      21,700  AT&T Wireless Services, Inc.                     -        324,198       (324,198)             -
       -        17,300      17,300  Motorola, Inc.                                   -        269,880       (269,880)             -
       -            35          35  NTT DoCoMo, Inc.                                 -        473,052       (473,052)             -
  94,618             -      94,618  Qwest Communications International*      1,580,121              -              -      1,580,121
       -         9,100       9,100  SBC Communications, Inc.                         -        428,792       (428,792)             -
       -        39,760      39,760  TTI Team Telecom International Ltd.              -        475,132       (475,132)             -
       -        20,400      20,400  Utstarcom, Inc.                                  -        331,500       (331,500)             -
                                                                          ------------   ------------    -----------   -------------
                                                                             1,580,121      2,302,554     (2,302,554)     1,580,121
                                                                          ------------   ------------    -----------   -------------
                                    Telecommunications - Equipment
 164,690             -     164,690  JDS Uniphase Corp.*                      1,040,841              -              -      1,040,841
                                                                          ------------   ------------    -----------   -------------
                                    Transportation
  38,144             -      38,144  FedEx Corp.*                             1,401,792              -              -      1,401,792
  16,810             -      16,810  Sabre Holdings Corp.*                      449,499              -              -        449,499
                                                                          ------------   ------------    -----------   -------------
                                                                             1,851,291              -              -      1,851,291
                                                                          ------------   ------------    -----------   -------------

------------------------------------------------------------------------------------------------------------------------------------
                       Shares                                                                      Value
------------------------------------------------------------------------------------------------------------------------------------
  Wired(R)      Wireless                                                   Wired(R)        Wireless
Index Fund    World FundTM  Pro Forma                                     Index Fund     World FundTM     Pro Forma      Pro Forma
(Historical)  (Historical)   Combined                                    (Historical)    (Historical)       Adjust       Combined
-----------   ------------  ---------                                    ------------    ------------    -----------   -------------
                                    Wireless Communication Equipment
 112,762        31,080     143,842  Nokia OYJ                                1,764,725        507,760              -      2,272,485
       -         5,100       5,100  QUALCOM, Inc.                                    -        242,454       (242,454)             -
       -        10,800      10,800  Sprint Corp. (PCS Group)                         -        283,932       (283,932)             -
       -         5,900       5,900  Tekelec                                          -         77,703        (77,703)             -
       -         9,910       9,910  Verizon Communications                           -        536,230       (536,230)             -
 127,680       175,480     303,160  Vodafone AirTouch Public Ltd.            2,803,853        386,934              -      3,190,787
                                                                          ------------   ------------    -----------   -------------
                                                                             4,568,578      2,035,013     (1,140,319)     5,463,272
                                                                          ------------   ------------    -----------   -------------
                                      Total Common Stocks
                                        (cost $99,911,189
                                         and $15,364,473, respectively)     70,693,856      9,933,134     (8,671,402)    71,955,588
                                                                          ------------   ------------    -----------   -------------
                                      Total Investments in Securities
                                         (cost $99,911,189
                                          and $15,364,473, respectively+)   70,693,856      9,933,134     (8,671,402)    71,955,588
                                      Other Assets less Liabilities               (765)       350,264        187,626        537,125
                                                                          ------------   ------------    -----------   -------------
                                      Net Assets                          $ 70,693,091   $ 10,283,398     (8,483,776)  $ 72,492,713
                                                                          ============   ============    ===========   =============

                                      + Cost for Federal income tax
                                        purposes is the same.
                                      Net unrealized appreciation
                                        (depreciation) consists of:
                                      Gross unrealized appreciation       $  4,292,313       $ 84,525      $ (84,524)  $  4,292,314
                                      Gross unrealized depreciation        (33,509,646)    (5,515,864)     4,168,496    (34,857,014)
                                                                          ------------   ------------    -----------   -------------
                                      Net unrealized depreciation          (29,217,333)  $ (5,431,339)   $ 4,083,972   $(30,564,700)
                                                                          ============   ============    ===========   =============

*   Non-income producing security.

Adjustments represent securities to be sd in connection with the reorganization.

       See accompanying Notes to Pro Forma Combining Financial Statements.

                        INVESTEC WIRED(R) INDEX FUND AND
                         INVESTEC WIRELESS WORLD FUNDTM
             PRO FORMA COMBINING STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2001
                                   (UNAUDITED)


                                                           Wired(R)       Wireless
                                                          Index Fund    World FundTM      Pro Forma            Pro Forma
                                                         (Historical)   (Historical)        Adjust             Combined
                                                         ------------   ------------     -------------       ------------
ASSETS
Investments in securities, at cost (Note 2)              $ 99,911,189    $ 15,364,473    $ (12,755,374)     $ 102,520,288
                                                         ============    ============    =============      =============

Investments in securities, at value (Note 2)             $ 70,693,856    $  9,933,134    $  (8,671,402)     $  71,955,588
Cash                                                           40,290         438,999                -            479,289
Receivables:
Securities sold                                                     -               -                -                  -
Fund shares sold                                                1,732           7,500                -              9,232
Dividends and interest                                         55,313           1,886                -             57,199
Due from advisor (Note 2)                                           -               -          142,741            142,741
Prepaid expenses and other assets                               4,711          15,860                -             20,571
                                                         ------------     -----------    -------------       ------------
Total assets                                               70,795,902      10,397,379       (8,528,661)        72,664,620
                                                         ------------     -----------    -------------       ------------

LIABILITIES
Cash overdraft                                                      -               -                -                  -
Payables:
Securities purchased                                                -          53,310                -             53,310
Fund shares redeemed                                                -           1,130                -              1,130
Due to advisor (Note 2)                                         1,702             550             (550)             1,702
Accrued expenses                                               95,322          57,699          (44,335)           108,686
Deferred trustees' compensation                                 5,787           1,292                -              7,079
                                                         ------------     -----------    -------------       ------------
Total liabilities                                             102,811         113,981          (44,885)           171,907
                                                         ------------     -----------    -------------       ------------

NET ASSETS                                               $ 70,693,091    $ 10,283,398    $  (8,483,776)     $  72,492,713
                                                         ============    ============    =============      =============

Number of shares issued and outstanding
(unlimited shares authorized no par value)                  6,556,164       2,893,789       (2,725,212)         6,724,741
                                                         ============    ============    =============      =============

Net asset value per share                                      $10.78           $3.55                               10.78
                                                         ============    ============                       =============

COMPONENTS OF NET ASSETS
Paid-in capital                                          $122,298,803     $40,107,883    $           0      $ 162,406,686
Accumulated net investment income (loss)                     (669,645)       (285,212)         187,626           (767,231)
Accumulated net realized loss on investments              (21,718,734)    (24,108,209)   $ (12,755,374)       (58,582,317)
Net unrealized appreciation (depreciation) on:
Investments                                               (29,217,333)     (5,431,339)       4,083,972        (30,564,700)
Foreign currency                                                    -             275                -               275
                                                         ------------     -----------    -------------       ------------
Net assets                                                $70,693,091     $10,283,398    $  (8,483,776)     $  72,492,713
                                                         ============    ============    =============      =============


      See accompanying Notes to Pro Forma Combining Financial Statements.

                        INVESTEC WIRED(R) INDEX FUND AND
                         INVESTEC WIRELESS WORLD FUNDTM
                   PRO FORMA COMBINING STATEMENT OF OPERATIONS
                               SEPTEMBER 30, 2001
                                   (UNAUDITED)


                                                                                    Wired(R)                           Wireless
                                                                 Index Fund       World FundTM       Pro Forma         Pro Forma
                                                                (Historical)      (Historical)         Adjust          Combined
                                                               --------------    --------------     ------------     ------------
INVESTMENT INCOME
  Income
    Dividends +                                                $     543,167     $      64,916      $          0     $   $608,083
    Interest                                                           3,140            15,550                 -           18,690
                                                               --------------    --------------     ------------     ------------
      Total income                                                   546,307            80,466                 -          626,773
                                                               --------------    --------------     ------------     ------------
  Expenses
    Advisory fees (Note 2)                                           785,848           131,887           (12,679)         905,056
    Fund accounting fees (Note 2)                                     38,547            31,496           (31,496)          38,547
    Transfer agent fees                                              152,232            81,180                 -          233,412
    Custody fees                                                      63,257            14,563                 -           77,820
    Administration fees                                               45,127            14,845                 -           59,972
    Audit fees (Note 2)                                               18,640            12,839           (12,839)          18,640
    Registration expense                                              19,693            25,187                 -           44,880
    Reports to shareholders                                           47,748            31,953                 -           79,701
    Legal fees                                                        47,060             8,704                 -           55,764
    Trustee fees                                                      16,597             6,759                 -           23,356
    Insurance expense                                                  8,690             1,636                 -           10,326
    Interest expense                                                  12,915               466                 -           13,381
    Miscellaneous                                                     19,518             4,163                 -           23,681
                                                               --------------    --------------     ------------     ------------
       Total expenses                                              1,275,872           365,678           (57,014)       1,584,536
       Less: fees waived and expenses absorbed (Note 2)              (59,920)                -          (130,612)        (190,532)
                                                               --------------    --------------     ------------     ------------
       Net expenses                                                1,215,952           365,678          (187,626)       1,394,004
                                                               --------------    --------------     ------------     ------------
             Net investment income (loss)                           (669,645)         (285,212)          187,626         (767,231)
                                                               --------------    --------------     ------------     ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on investments (Note 2)                      (18,405,642)      (16,773,503)      (12,755,374)     (47,934,519)
  Net realized loss on foreign currency                                    -           (23,012)                -          (23,012)
  Net unrealized appreciation (depreciation) on:
    Investments (Note 2)                                         (37,937,284)        3,946,896         4,083,972      (29,906,416)
    Foreign currency                                                       -            (3,072)                -           (3,072)
                                                               --------------    --------------     ------------     ------------
       Net realized and unrealized loss on investments           (56,342,926)      (12,852,691)       (8,671,402)     (77,867,019)
                                                               --------------    --------------     ------------     ------------
           Net increase (decrease) in net assets
           resulting from operations                           $ (57,012,571)    $ (13,137,903)     $ (8,483,776)    $(78,634,250)
                                                               ==============    ==============     ============     ============

+ Net of foreign tax withheld of $30,135 for the Wired(R) Index Fund and $6,129 for the Wireless World FundTM.

       See accompanying Notes to Pro Forma Combining Financial Statements.

INVESTEC FUNDS
NOTES TO PRO FORMA COMBINING FINANCIAL STATEMENT



NOTE 1 - BASIS OF PRO FORMA PRESENTATION

The pro forma combining financial statements and the accompanying pro forma schedules of investments give effect to the proposed Agreements and Plans of Reorganization pursuant to which the Investec Wireless World FundTM (the "Acquired Fund") will transfer all of their assets and liabilities to the Investec Wired(R) Index Fund (the "Acquiring Fund"), respectively, in exchange for shares of the corresponding Acquiring Fund. The Investec Wired(R) Index Fund will be the legal and accounting survivor of the reorganizations. The pro forma statements should be read in conjunction with the historical financial statements of the Investec Wired(R) Index Fund and the Investec Wireless World FundTM included in the Statement of Additional Information.

The costs of the reorganization will be borne by Investec Asset Management U.S. Limited (the Adviser") and is estimated to be $28,345.

It is contemplated that the reorganizations will be accounted for as a tax-free reorganization of investment companies.

NOTE 2 -  PRO FORMA ADJUSTMENTS

Pro forma adjustments have been made to give effect to each of the following as if the reorganizations had occurred as of the beginning of each period presented:

A - Adjust investment advisory fees to conform with the contractual rates of the Acquiring Fund

B - Adjust expense waiver/reimbursements to conform with the Acquiring Fund contractual arrangements. The Adviser currently does not reimburse expenses for the Investec Wireless World FundTM. The Adviser is contractually obligated to cap the Investec Wired(R) Index Fund's total annual operating expenses at 1.35% through June 30, 2002.

C -   To eliminate Fund Accounting expenses for the Investec Wireless World
      FundTM.

D -   To eliminate Audit expenses for the Investec Wireless World FundTM.

E -   Adjust for securities to be sold in connection with reorganization.